UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22132

Exact name of registrant as specified in charter:	Aberdeen Funds

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Lucia Sitar, Esquire
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

With Copies to:
Rose F. DiMartino, Esquire
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

Registrant’s telephone number, including area code:	866-667-9231

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1.	The schedule of investments for the three-month period ended July 31, 2015 is filed herewith.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

	Shares or Principal Amount	Value

COMMON STOCKS (101.4%)
AUSTRALIA (14.0%)
Consumer Staples (1.5%)
Woolworths Ltd. (a)	923,056	$19,257,446

Financials (3.1%)
QBE Insurance Group Ltd. (a)	3,914,150	41,635,323

Health Care (1.1%)
CSL Ltd. (a)	203,000	14,665,153

Materials (8.3%)
BHP Billiton - London Listing (a)	2,740,073	50,328,702
Rio Tinto - London Listing (a)	1,389,740	53,756,680
South32 Ltd. (b)	4,790,073	6,115,245

		110,200,627

		185,758,549

CHINA (6.2%)
Consumer Staples (0.5%)
China Resources Enterprise Ltd. (a)	2,042,802	6,626,738

Energy (2.6%)
PetroChina Co. Ltd., H Shares (a)	34,848,000	34,240,732

Telecommunication Services (3.1%)
China Mobile Ltd. (a)	3,210,000	41,938,689

		82,806,159

HONG KONG (23.6%)
Consumer Discretionary (1.5%)
Li & Fung Ltd. (a)	25,318,000	19,617,627

Consumer Staples (1.1%)
Dairy Farm International Holdings Ltd.	1,694,700	14,015,169

Financials (16.0%)
AIA Group Ltd. (a)	7,495,800	48,853,243
Hang Lung Group Ltd. (a)	4,347,000	19,649,265
Hang Lung Properties Ltd. (a)	5,365,000	15,390,704
HSBC Holdings PLC (a)	7,167,066	64,543,910
Swire Pacific Ltd., Class A (a)	2,427,500	31,119,857
Swire Pacific Ltd., Class B (a)	10,955,000	25,798,678
Swire Properties Ltd. (a)	2,473,900	7,954,443

		213,310,100

Industrials (4.6%)
Jardine Matheson Holdings Ltd. (a)	195,200	10,601,497
Jardine Strategic Holdings Ltd. (a)	1,586,000	47,642,952
MTR Corp. Ltd. (a)	663,000	2,951,667

		61,196,116

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

	Shares or Principal Amount	Value

Information Technology (0.4%)
ASM Pacific Technology Ltd. (a)	590,800	$5,352,411

		313,491,423

INDIA (13.8%)
Consumer Discretionary (1.5%)
Hero MotoCorp Ltd. (a)	467,000	19,563,864

Consumer Staples (2.3%)
ITC Ltd. (a)	6,010,000	30,510,119

Financials (5.1%)
Housing Development Finance Corp. Ltd. (a)	2,396,799	49,949,488
ICICI Bank Ltd. (a)	3,601,000	16,951,090
ICICI Bank Ltd., ADR	134,000	1,349,380

		68,249,958

Information Technology (2.6%)
Infosys Ltd. (a)	2,052,504	34,570,538

Materials (2.3%)
Grasim Industries Ltd. (a)	90,757	5,256,377
Grasim Industries Ltd., GDR (c)	20,080	1,165,845
UltraTech Cement Ltd. (a)	488,142	23,947,842
UltraTech Cement Ltd., GDR (c)	330	16,267

		30,386,331

		183,280,810

INDONESIA (2.4%)
Consumer Discretionary (1.9%)
Astra International Tbk PT (a)	50,600,000	24,847,227

Consumer Staples (0.5%)
Unilever Indonesia Tbk PT (a)	2,319,500	6,858,882

		31,706,109

MALAYSIA (2.3%)
Consumer Staples (1.2%)
British American Tobacco Bhd (a)	958,500	16,958,177

Financials (1.1%)
CIMB Group Holdings Bhd (a)	6,020,936	8,466,119
Public Bank Bhd	1,174,500	5,834,881

		14,301,000

		31,259,177

PHILIPPINES (4.4%)
Financials (4.4%)
Ayala Corp. (a)	2,021,430	34,480,027
Ayala Land, Inc. (a)	3,412,700	2,788,671
Bank of Philippine Islands (a)	10,609,385	22,017,875

		59,286,573

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

	Shares or Principal Amount	Value

REPUBLIC OF SOUTH KOREA (1.9%)
Consumer Staples (1.9%)
E-Mart Co. Ltd. (a)	123,889	$25,322,291

SINGAPORE (20.3%)
Financials (12.7%)
City Developments Ltd. (a)	7,024,000	47,803,910
DBS Group Holdings Ltd. (a)	2,091,075	30,785,252
Oversea-Chinese Banking Corp. Ltd. (a)	9,546,078	71,586,581
United Overseas Bank Ltd. (a)	1,173,235	18,992,988

		169,168,731

Industrials (3.9%)
Keppel Corp. Ltd. (a)	4,644,000	25,370,106
Singapore Technologies Engineering Ltd. (a)	11,253,000	26,904,452

		52,274,558

Information Technology (0.3%)
Venture Corp. Ltd.	579,000	3,313,154

Telecommunication Services (3.4%)
Singapore Telecommunications Ltd. (a)	15,253,000	45,501,009

		270,257,452

TAIWAN (5.3%)
Information Technology (3.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	10,396,000	45,430,611

Telecommunication Services (1.9%)
Taiwan Mobile Co. Ltd. (a)	7,434,100	24,585,564

		70,016,175

THAILAND (3.2%)
Energy (0.4%)
PTT Exploration & Production PCL, Foreign Shares (a)	2,197,000	5,820,507

Materials (2.8%)
Siam Cement PCL, Foreign Shares (a)	2,485,300	37,382,474

		43,202,981

UNITED KINGDOM (2.5%)
Financials (2.5%)
Standard Chartered PLC (a)	2,162,434	33,064,717

UNITED STATES (1.5%)
Consumer Discretionary (1.5%)
Yum! Brands, Inc.	229,000	20,097,040

Total Common Stocks		1,349,549,456

PREFERRED STOCKS (5.4%)
REPUBLIC OF SOUTH KOREA (5.4%)
Information Technology (5.4%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	90,350	71,072,134

Total Preferred Stocks		71,072,134

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

	Shares or Principal Amount	Value

Total Investments (Cost $1,496,418,460) (d)—106.8%		1,420,621,590

Liabilities in excess of other assets—(6.8)%		(89,970,647)

Net Assets—100.0%		$1,330,650,943

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

	Shares or Principal Amount	Value

COMMON STOCKS (98.4%)
AUSTRALIA (2.2%)
Consumer Discretionary (1.0%)
ARB Corp. Ltd. (a)	20,491	$212,506

Financials (0.5%)
Shopping Centres Australasia Property Group, REIT (a)	72,000	112,373

Industrials (0.7%)
Cabcharge Australia Ltd. (a)	63,416	154,506

		479,385

CHINA (2.9%)
Energy (0.5%)
Green Dragon Gas Ltd. (b)	22,576	104,445
Greka Engineering & Technology Ltd. (b)	121,761	1,274

		105,719

Financials (1.1%)
Yanlord Land Group Ltd. (a)	348,000	244,306

Materials (1.3%)
Yingde Gases Group Co. Ltd. (a)	469,500	279,936

		629,961

HONG KONG (14.3%)
Consumer Discretionary (4.5%)
Cafe de Coral Holdings Ltd.	30,000	105,259
Giordano International Ltd.	690,000	351,573
Hongkong & Shanghai Hotels Ltd. (The) (a)	290,520	385,655
Texwinca Holdings Ltd.	92,000	111,317

		953,804

Consumer Staples (1.0%)
Convenience Retail Asia Ltd.	410,000	216,839

Financials (3.6%)
AEON Credit Service (Asia) Co. Ltd.	148,000	109,583
Dah Sing Financial Holdings Ltd. (a)	85,738	560,264
Public Financial Holdings Ltd.	214,000	107,934

		777,781

Industrials (3.9%)
Hong Kong Aircraft Engineering Co. Ltd. (a)	12,400	122,877
Kerry Logistics Network Ltd. (a)	184,000	284,571
Pacific Basin Shipping Ltd. (a)	1,255,000	433,275

		840,723

Telecommunication Services (0.7%)
Asia Satellite Telecommunications Holdings Ltd. (a)	63,000	138,860

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

	Shares or Principal Amount	Value

Utilities (0.6%)
Towngas China Co. Ltd. (a)	149,000	$136,222

		3,064,229

INDIA (12.8%)
Consumer Staples (0.2%)
Godrej Consumer Products Ltd. (a)	2,287	48,965

Health Care (3.3%)
Piramal Enterprises Ltd.	15,500	221,459
Sanofi India Ltd.	7,363	493,215

		714,674

Industrials (1.6%)
Container Corp. of India	13,000	333,525

Information Technology (3.3%)
CMC Ltd.	14,834	449,289
MphasiS Ltd.	38,196	250,974

		700,263

Materials (3.9%)
Castrol (India) Ltd. (a)	31,485	240,753
Kansai Nerolac Paints Ltd.	57,926	230,960
Ramco Cements Ltd. (The) (a)	65,732	365,622

		837,335

Utilities (0.5%)
Gujarat Gas Co. Ltd. (a)(b)	10,000	115,958

		2,750,720

INDONESIA (8.6%)
Consumer Discretionary (1.4%)
Ace Hardware Indonesia Tbk PT	2,250,000	106,450
Astra Otoparts Tbk PT	1,031,900	183,076

		289,526

Consumer Staples (2.1%)
Multi Bintang Indonesia Tbk PT (a)	300,000	155,406
Petra Foods Ltd.	141,800	296,655

		452,061

Financials (2.4%)
Bank OCBC NISP Tbk PT (b)	2,459,895	222,759
Bank Permata Tbk PT	2,613,561	299,465

		522,224

Industrials (1.5%)
AKR Corporindo Tbk PT (a)	760,300	322,961

Materials (1.2%)
Holcim Indonesia Tbk PT (a)	2,470,400	259,280

		1,846,052

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

	Shares or Principal Amount	Value

MALAYSIA (16.4%)
Consumer Discretionary (6.6%)
Aeon Co. (M) Bhd (a)	790,200	$576,473
Oriental Holdings Bhd	263,900	507,168
Panasonic Manufacturing Malaysia Bhd	23,600	138,842
Shangri-La Hotels Malaysia Bhd	123,400	193,594

		1,416,077

Consumer Staples (4.3%)
Carlsberg Brewery Malaysia Bhd (a)	30,000	98,092
Guinness Anchor Bhd (a)	34,300	127,333
United Malacca Bhd	114,000	183,020
United Plantations Bhd	71,000	510,524

		918,969

Financials (2.9%)
Alliance Financial Group Bhd (a)	272,600	302,180
SP Setia Bhd	267,454	213,292
YNH Property Bhd	234,993	114,900

		630,372

Industrials (0.8%)
Pos Malaysia Bhd	155,000	173,866

Materials (1.8%)
Batu Kawan Bhd (a)	29,000	138,256
Tasek Corp. Bhd (a)	60,900	254,671

		392,927

		3,532,211

NETHERLANDS (0.5%)
Information Technology (0.5%)
ASM International NV (a)	2,200	98,922

PHILIPPINES (3.1%)
Consumer Discretionary (0.7%)
Jollibee Foods Corp. (a)	37,420	155,384

Financials (0.7%)
Cebu Holdings, Inc.	1,329,500	148,255

Industrials (0.5%)
Asian Terminals, Inc.	384,200	106,351

Utilities (1.2%)
Manila Water Co., Inc.	465,400	253,892

		663,882

REPUBLIC OF SOUTH KOREA (5.8%)
Consumer Discretionary (1.9%)
Shinsegae Co. Ltd. (a)	2,299	408,729

Financials (3.9%)
BNK Financial Group, Inc. (a)	34,444	404,898

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

	Shares or Principal Amount	Value

DGB Financial Group, Inc. (a)	45,547	$437,026

		841,924

		1,250,653

SINGAPORE (14.7%)
Financials (6.3%)
Ascendas Hospitality Trust, REIT (a)	68,000	34,398
Bukit Sembawang Estates Ltd.	110,000	394,504
CDL Hospitality Trusts, REIT	186,000	211,510
Far East Hospitality Trust, REIT (a)	530,000	270,758
Hong Leong Finance Ltd.	25,000	46,288
Wheelock Properties (Singapore) Ltd.	205,000	259,267
Yoma Strategic Holdings Ltd. (a)(b)	461,333	144,760

		1,361,485

Health Care (2.4%)
Eu Yan Sang International Ltd.	170,000	60,721
Raffles Medical Group Ltd.	127,829	446,332

		507,053

Industrials (3.4%)
ComfortDelGro Corp. Ltd. (a)	87,000	190,920
SATS Ltd. (a)	100,000	274,445
SBS Transit Ltd.	9,500	11,980
Singapore Post Ltd. (a)	172,000	244,926

		722,271

Information Technology (1.8%)
Venture Corp. Ltd.	67,500	386,249

Materials (0.8%)
Straits Trading Co. Ltd. (a)	90,500	183,492

		3,160,550

SRI LANKA (3.8%)
Financials (0.7%)
Commercial Bank of Ceylon PLC	110,743	141,554

Industrials (3.1%)
Aitken Spence & Co. PLC	234,381	175,374
John Keells Holdings PLC (a)	333,933	492,319

		667,693

		809,247

THAILAND (9.0%)
Consumer Discretionary (2.2%)
BEC World PCL, Foreign Shares (a)	274,200	280,000
Minor International PCL, Foreign Shares (a)	247,000	204,935

		484,935

Financials (2.9%)
AEON Thana Sinsap Thailand PCL, NVDR (a)	88,000	219,457
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (c)	270,000	104,951
Tisco Financial Group PCL, Foreign Shares (a)	246,000	296,811

		621,219

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

	Shares or Principal Amount	Value

Health Care (1.3%)
Bumrungrad Hospital PCL, Foreign Shares (a)	47,700	$276,087

Information Technology (0.9%)
Hana Microelectronics PCL, Foreign Shares (a)	204,900	188,886

Materials (1.7%)
Siam City Cement PCL, Foreign Shares (a)	36,100	374,792

		1,945,919

UNITED KINGDOM (4.3%)
Consumer Discretionary (3.2%)
Millennium & Copthorne Hotels PLC	78,282	682,150

Consumer Staples (1.1%)
M.P. Evans Group PLC	37,929	246,109

		928,259

Total Common Stocks		21,159,990

WARRANTS (0.1%)
SRI LANKA (0.1%)
Industrials (0.1%)
John Keells Holdings PLC, expires 11/11/16 (b)	8,644	2,765
John Keells Holdings PLC, expires 11/12/15 (b)	8,644	2,210

		4,975

THAILAND (0.0%)
Consumer Discretionary (0.0%)
Minor International PLC, expires 11/03/17 (b)	16,500	1,452

Total Warrants		6,427

REPURCHASE AGREEMENT (0.6%)
UNITED STATES (0.6%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2015, due 08/03/2015, repurchase price $139,000, collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $146,719	$139,000	139,000

Total Repurchase Agreement		139,000

Total Investments (Cost $24,817,504) (d)—99.1%		21,305,417

Other assets in excess of liabilities—0.9%		194,168

Net Assets—100.0%		$21,499,585

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	As of July 31, 2015, security is a closed-end fund incorporated in Thailand.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value

COMMON STOCKS (93.7%)
CHINA (26.8%)
Consumer Discretionary (0.7%)
Fuyao Glass Industry Group Co. Ltd., H Shares (a)(b)	65,600	$139,387

Consumer Staples (0.0%)
China Resources Enterprise Ltd. (b)	1,601	5,194

Energy (7.3%)
CNOOC Ltd. (b)	398,000	487,384
Green Dragon Gas Ltd. (a)	58,000	268,331
Greka Drilling Ltd. (a)	225,000	22,839
Greka Engineering & Technology Ltd. (a)	174,000	1,821
PetroChina Co. Ltd., H Shares (b)	634,000	622,952

		1,403,327

Financials (8.0%)
China Merchants Bank Co. Ltd., A Shares (b)(c)	245,000	681,557
China Vanke Co. Ltd., A Shares (c)	263,000	600,567
Yanlord Land Group Ltd. (b)	363,000	254,836

		1,536,960

Health Care (1.7%)
Tong Ren Tang Technologies Co. Ltd., H Shares	208,000	323,042

Industrials (1.5%)
China Conch Venture Holdings Ltd. (b)	139,000	286,654

Information Technology (1.5%)
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (b)(c)	54,500	284,274

Materials (2.2%)
Huaxin Cement Co. Ltd., B Shares (b)	107,240	83,175
Yingde Gases Group Co. Ltd. (b)	573,000	341,647

		424,822

Telecommunication Services (3.9%)
China Mobile Ltd. (b)	58,500	764,303

		5,167,963

HONG KONG (64.9%)
Consumer Discretionary (14.7%)
AEON Stores (Hong Kong) Co. Ltd.	286,500	321,524
Giordano International Ltd.	690,000	351,573
Global Brands Group Holding Ltd. (a)(b)	1,484,380	328,943
Hongkong & Shanghai Hotels Ltd. (The) (b)	308,757	409,864
Li & Fung Ltd. (b)	456,380	353,626
Samsonite International SA	120,800	394,237
Shangri-La Asia Ltd. (b)	370,000	476,497
Texwinca Holdings Ltd.	160,000	193,594

		2,829,858

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value

Consumer Staples (2.8%)
Convenience Retail Asia Ltd.	172,000	$90,966
Dairy Farm International Holdings Ltd.	54,700	452,369

		543,335

Financials (26.1%)
AIA Group Ltd. (b)	147,800	963,274
Dah Sing Banking Group Ltd. (b)	170,240	360,749
Hang Lung Group Ltd. (b)	147,000	664,468
Hang Lung Properties Ltd. (b)	20,000	57,374
Hong Kong Exchanges and Clearing Ltd. (b)	7,000	190,121
HSBC Holdings PLC (b)	97,719	880,021
Standard Chartered PLC (HK Listing) (b)	36,049	546,603
Swire Pacific Ltd., Class A (b)	2,000	25,639
Swire Pacific Ltd., Class B (b)	377,500	889,001
Swire Properties Ltd. (b)	135,800	436,644

		5,013,894

Industrials (16.0%)
Hong Kong Aircraft Engineering Co. Ltd. (b)	30,400	301,248
Jardine Strategic Holdings Ltd. (b)	40,600	1,219,612
Kerry Logistics Network Ltd. (b)	228,000	352,620
MTR Corp. Ltd. (b)	187,844	836,279
Pacific Basin Shipping Ltd. (b)	1,086,000	374,929

		3,084,688

Information Technology (1.8%)
ASM Pacific Technology Ltd. (b)	37,100	336,111

Materials (0.9%)
Hung Hing Printing Group Ltd.	1,288,000	176,113

Telecommunication Services (1.2%)
Asia Satellite Telecommunications Holdings Ltd. (b)	106,500	234,740

Utilities (1.4%)
Hong Kong & China Gas Co. Ltd. (b)	133,890	273,478

		12,492,217

UNITED STATES (2.0%)
Consumer Discretionary (2.0%)
Yum! Brands, Inc.	4,374	383,862

Total Common Stocks		18,044,042

REPURCHASE AGREEMENT (1.5%)
UNITED STATES (1.5%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2015, due 08/03/2015, repurchase price $293,000 collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $299,306	$293,000	293,000

Total Repurchase Agreement		293,000

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value

Total Investments (Cost $20,046,748) (d)—95.2%		18,337,042

Other assets in excess of liabilities—4.8%		923,965

Net Assets—100.0%		$19,261,007

(a)	Non-income producing security.
(b)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(c)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through a qualified foreign institutional investor license.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value

COMMON STOCKS (92.0%)
ARGENTINA (1.5%)
Energy (1.5%)
Tenaris SA, ADR	5,262,000	$132,339,300

BRAZIL (7.4%)
Consumer Discretionary (1.2%)
Lojas Renner SA	3,560,710	113,239,303

Consumer Staples (1.6%)
BRF SA	2,692,407	56,514,637
Souza Cruz SA	13,117,118	93,054,746

		149,569,383

Energy (2.4%)
Ultrapar Participacoes SA	10,584,000	217,216,279

Financials (0.9%)
Banco Bradesco SA	714,720	5,773,786
Multiplan Empreendimentos Imobiliarios SA	5,542,629	75,516,186

		81,289,972

Materials (1.3%)
Vale SA, ADR	21,620,901	113,725,939

		675,040,876

CHILE (1.2%)
Financials (1.2%)
Banco Santander Chile, ADR	5,334,846	107,710,541

CHINA (4.9%)
Energy (1.6%)
PetroChina Co. Ltd., H Shares (a)	149,132,200	146,533,395

Telecommunication Services (3.3%)
China Mobile Ltd. (a)	23,154,600	302,515,128

		449,048,523

HONG KONG (8.5%)
Financials (8.5%)
AIA Group Ltd. (a)	48,300,000	314,791,168
Hang Lung Group Ltd. (a)	25,049,000	113,226,236
Hang Lung Properties Ltd. (a)	38,882,000	111,541,721
Swire Pacific Ltd., Class A (a)	12,241,000	156,926,127
Swire Pacific Ltd., Class B (a)	15,945,000	37,549,970
Swire Properties Ltd. (a)	13,957,100	44,876,897

		778,912,119

HUNGARY (1.1%)
Consumer Discretionary (0.0%)
Danubius Hotel and Spa PLC (b)	2,039	58,035

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value

Health Care (1.1%)
Richter Gedeon Nyrt (a)	6,117,840	$98,291,457

		98,349,492

INDIA (17.0%)
Consumer Discretionary (1.8%)
Hero MotoCorp Ltd. (a)	3,848,035	161,204,358

Consumer Staples (4.1%)
Hindustan Unilever Ltd. (a)	10,693,443	153,795,387
ITC Ltd. (a)	42,629,000	216,408,633

		370,204,020

Financials (5.3%)
Housing Development Finance Corp. Ltd. (a)	17,300,000	360,533,420
ICICI Bank Ltd. (a)	25,734,500	121,140,744
ICICI Bank Ltd., ADR	160,500	1,616,235

		483,290,399

Information Technology (2.7%)
Infosys Ltd. (a)	14,738,060	248,234,676

Materials (3.1%)
Grasim Industries Ltd. (a)	1,691,416	97,961,806
Grasim Industries Ltd., GDR (c)	13,359	775,624
UltraTech Cement Ltd. (a)	3,743,118	183,634,265
UltraTech Cement Ltd., GDR (c)	13,918	686,088

		283,057,783

		1,545,991,236

INDONESIA (4.0%)
Consumer Discretionary (3.0%)
Astra International Tbk PT (a)	559,684,500	274,834,152

Materials (1.0%)
Indocement Tunggal Prakarsa Tbk PT (a)	60,285,600	89,110,398

		363,944,550

MALAYSIA (1.9%)
Financials (1.9%)
CIMB Group Holdings Bhd (a)	46,713,539	65,684,537
Public Bank Bhd	22,182,200	110,200,497

		175,885,034

MEXICO (7.8%)
Consumer Discretionary (0.0%)
Consorcio ARA SAB de CV (b)	3,467,000	1,396,483

Consumer Staples (3.6%)
Fomento Economico Mexicano SAB de CV, ADR	3,285,501	297,797,811
Organizacion Soriana SAB de CV, Class B	15,206,779	30,295,584

		328,093,395

Financials (2.7%)
Grupo Financiero Banorte SAB de CV	45,365,148	239,657,496

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value

Industrials (1.5%)
Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares	927,815	$138,810,402

		707,957,776

PHILIPPINES (4.0%)
Financials (4.0%)
Ayala Corp. (a)	3,958,000	67,512,576
Ayala Land, Inc. (a)	195,247,800	159,545,808
Bank of Philippine Islands (a)	64,725,894	134,326,977

		361,385,361

POLAND (2.8%)
Consumer Staples (1.3%)
Jeronimo Martins SGPS SA (a)	7,853,556	116,720,751

Financials (1.5%)
Bank Pekao SA	3,269,062	137,926,147

		254,646,898

REPUBLIC OF SOUTH KOREA (1.2%)
Consumer Staples (1.2%)
E-Mart Co. Ltd. (a)	558,019	114,056,288

RUSSIA (4.2%)
Consumer Staples (2.0%)
Magnit PJSC (a)(b)	914,376	180,961,286

Energy (2.2%)
Lukoil PJSC, ADR	5,002,543	204,604,009

		385,565,295

SOUTH AFRICA (7.0%)
Consumer Discretionary (1.8%)
Truworths International Ltd. (a)	24,159,395	163,269,809

Consumer Staples (3.1%)
Massmart Holdings Ltd. (a)	8,941,282	94,718,898
SABMiller PLC (a)	3,688,100	192,629,863

		287,348,761

Materials (0.9%)
BHP Billiton PLC (a)	4,472,549	81,672,399
South32 Ltd. (b)	1,759,902	2,234,266

		83,906,665

Telecommunication Services (1.2%)
MTN Group Ltd. (a)	6,386,000	106,318,951

		640,844,186

TAIWAN (4.5%)
Information Technology (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	73,203,117	319,898,263

Telecommunication Services (1.0%)
Taiwan Mobile Co. Ltd. (a)	28,060,255	92,799,018

		412,697,281

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value

THAILAND (4.3%)
Financials (2.1%)
Siam Commercial Bank PCL, Foreign Shares (a)	44,170,100	$190,419,125

Materials (2.2%)
Siam Cement PCL, Foreign Shares (a)	11,756,200	176,830,095
Siam Cement PCL, NVDR (a)	1,365,300	20,383,274

		197,213,369

		387,632,494

TURKEY (4.9%)
Consumer Staples (1.5%)
BIM Birlesik Magazalar A.S.	8,145,088	138,146,994

Financials (3.4%)
Akbank T.A.S. (a)	59,222,608	158,106,134
Turkiye Garanti Bankasi A.S. (a)	51,192,599	151,000,118

		309,106,252

		447,253,246

UNITED KINGDOM (2.0%)
Financials (2.0%)
Standard Chartered PLC (a)	11,882,523	181,689,828

UNITED STATES (1.8%)
Consumer Discretionary (1.8%)
Yum! Brands, Inc.	1,900,000	166,744,000

Total Common Stocks		8,387,694,324

PREFERRED STOCKS (6.6%)
BRAZIL (2.6%)
Financials (2.3%)
Banco Bradesco SA, ADR, Preferred Shares	27,006,703	214,433,222

Materials (0.3%)
Vale SA, ADR, Preferred Shares	5,729,416	24,579,194

		239,012,416

REPUBLIC OF SOUTH KOREA (4.0%)
Information Technology (4.0%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	461,959	363,391,387

Total Preferred Stocks		602,403,803

REPURCHASE AGREEMENT (1.9%)
UNITED STATES (1.9%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2015, due 08/03/2015, repurchase price $172,532,000, collateralized by U.S. Treasury Bonds, maturing 08/15/2043 - 11/15/2043; total market value of $175,988,200.	$172,532,000	172,532,000

Total Repurchase Agreement		172,532,000

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value

Total Investments (Cost $9,341,434,519) (d)—100.5%		9,162,630,127

Liabilities in excess of other assets—(0.5)%		(44,409,137)

Net Assets—100.0%		$9,118,220,990

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value

COMMON STOCKS—LONG POSITIONS (84.2%)
Consumer Discretionary (12.2%)
BorgWarner, Inc.	88,600	$4,404,306
Comcast Corp., Class A	105,931	6,611,154
La Quinta Holdings, Inc. (a)	162,166	3,441,162
PVH Corp.	72,300	8,389,692
Target Corp.	46,915	3,839,993
TJX Cos., Inc.	65,800	4,594,156

		31,280,463

Consumer Staples (10.6%)
Casey’s General Stores, Inc.	46,965	4,800,528
Costco Wholesale Corp.	38,928	5,656,238
CVS Health Corp.	69,300	7,794,171
PepsiCo, Inc.	39,000	3,757,650
Philip Morris International, Inc.	62,200	5,319,966

		27,328,553

Energy (4.7%)
EOG Resources, Inc.	52,500	4,052,475
Schlumberger Ltd.	57,000	4,720,740
TransCanada Corp.	86,300	3,357,933

		12,131,148

Financials (12.7%)
American Express Co.	74,000	5,628,440
BlackRock, Inc.	13,400	4,506,688
Charles Schwab Corp. (The)	149,400	5,211,072
Intercontinental Exchange, Inc.	30,064	6,855,794
Jones Lang LaSalle, Inc.	21,700	3,863,468
Wells Fargo & Co.	115,226	6,668,129

		32,733,591

Health Care (11.6%)
Aetna, Inc.	56,300	6,360,211
Baxalta, Inc. (a)	72,600	2,383,458
Baxter International, Inc.	72,600	2,909,808
Gilead Sciences, Inc.	60,000	7,071,600
PAREXEL International Corp. (a)	93,600	6,454,656
Pfizer, Inc.	127,300	4,590,438

		29,770,171

Industrials (9.8%)
Canadian National Railway Co.	102,900	6,424,047
Deere & Co.	43,300	4,094,881
Emerson Electric Co.	68,700	3,555,225
Equifax, Inc.	56,000	5,719,280
Lockheed Martin Corp.	26,600	5,508,860

		25,302,293

Information Technology (16.4%)
Alliance Data Systems Corp. (a)	22,000	6,050,880

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value

Cognizant Technology Solutions Corp., Class A (a)	108,100	$6,821,110
EMC Corp.	116,400	3,129,996
FEI Co.	65,600	5,639,632
Oracle Corp.	147,155	5,877,371
QUALCOMM, Inc.	87,397	5,627,493
Visa, Inc., Class A	120,480	9,076,963

		42,223,445

Materials (5.3%)
International Flavors & Fragrances, Inc.	41,900	4,843,221
Potash Corp. of Saskatchewan, Inc.	197,500	5,368,050
Praxair, Inc.	29,700	3,389,958

		13,601,229

Telecommunication Services (0.9%)
Verizon Communications, Inc.	46,800	2,189,772

Total Common Stocks—Long Positions		216,560,665

REPURCHASE AGREEMENT (15.0%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2015, due 08/03/2015, repurchase price $38,576,000 collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $39,349,969	$38,576,000	38,576,000

Total Repurchase Agreement		38,576,000

Total Investments (Cost $210,774,824) (b)—99.2%		255,136,665

Other assets in excess of liabilities—0.8%		2,057,218

Net Assets—100.0%		$257,193,883

COMMON STOCKS—SHORT POSITIONS (34.3%)
Consumer Discretionary (6.0%)
Chipotle Mexican Grill, Inc.(a)	7,400	5,492,502
Garmin Ltd.	86,700	3,633,597
Leggett & Platt, Inc.	70,500	3,370,605
Tupperware Brands Corp.	51,600	3,017,052

		15,513,756

Consumer Staples (5.7%)
B&G Foods, Inc.	117,700	3,475,681
Clorox Co.	53,800	6,022,372
United Natural Foods, Inc.(a)	40,500	1,843,965
Whole Foods Market, Inc.	91,433	3,328,161

		14,670,179

Energy (0.8%)
Patterson-UTI Energy, Inc.	122,400	2,017,764

Financials (5.8%)
Allstate Corp. (The)	83,000	5,722,850
Legg Mason, Inc.	64,000	3,157,760
Northern Trust Corp.	78,100	5,973,869

		14,854,479

Health Care (3.6%)
Agilent Technologies, Inc.	68,600	2,809,170
Boston Scientific Corp.(a)	154,077	2,671,695
Cardinal Health, Inc.	44,900	3,815,602

		9,296,467

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value

Industrials (4.3%)
Fastenal Co.	159,800	$6,689,228
PACCAR, Inc.	67,300	4,363,732

		11,052,960

Information Technology (8.1%)
CA, Inc.	89,700	2,613,410
FactSet Research Systems, Inc.	27,600	4,572,216
International Business Machines Corp.	46,400	7,516,336
NetApp, Inc.	120,800	3,762,920
VeriFone Systems, Inc.(a)	76,200	2,452,116

		20,916,998

Total Common Stocks—Short Positions		88,322,603

EXCHANGE TRADED FUNDS—SHORT POSITIONS (3.4%)
Equity Funds (3.4%)
Powershares QQQ Trust, Series 1	42,300	4,735,485
Utilities Select Sector SPDR Fund	88,600	3,897,514

		8,632,999

Total Exchange Traded Funds—Short Positions		8,632,999

Total Securities Sold Short (Proceeds $85,509,326)—37.7%		$96,955,602

(a)	Non-income producing security.
(b)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen European Equity Fund

	Shares or Principal Amount	Value

COMMON STOCKS (97.8%)
AUSTRALIA (0.1%)
Materials (0.1%)
South32 Ltd. (a)	6,900	$8,809

AUSTRIA (1.5%)
Energy (1.5%)
Schoeller-Bleckmann Oilfield Equipment AG (b)	1,550	87,664

DENMARK (5.1%)
Health Care (3.9%)
Novo Nordisk AS, Class B (b)	3,900	230,164

Materials (1.2%)
Novozymes AS (b)	1,400	73,180

		303,344

FRANCE (8.2%)
Consumer Staples (3.9%)
Casino Guichard-Perrachon SA (b)	1,780	132,102
L’Oreal SA (b)	530	99,064

		231,166

Industrials (2.8%)
Schneider Electric SE (b)	2,430	169,512

Utilities (1.5%)
Engie (b)	4,600	88,216

		488,894

GERMANY (3.4%)
Materials (3.4%)
Linde AG (b)	1,090	205,720

NETHERLANDS (2.3%)
Energy (2.3%)
Royal Dutch Shell PLC, A Shares (b)	4,721	135,407

NORWAY (2.0%)
Industrials (2.0%)
Kongsberg Gruppen AS (b)	7,000	117,256

SWEDEN (11.6%)
Financials (3.5%)
Nordea Bank AB (b)	16,600	206,684

Industrials (6.0%)
Assa Abloy AB, Class B (b)	8,700	176,652
Atlas Copco AB, B Shares (b)	7,300	179,506

		356,158

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen European Equity Fund

	Shares or Principal Amount	Value

Information Technology (2.1%)
Telefonaktiebolaget LM Ericsson, B Shares (b)	12,000	$128,305

		691,147

SWITZERLAND (20.4%)
Consumer Discretionary (2.2%)
Swatch Group AG (b)	1,596	130,811

Consumer Staples (3.8%)
Nestle SA (b)	3,000	226,950

Financials (4.5%)
UBS Group AG (a)(b)	7,600	174,732
Zurich Insurance Group AG (a)(b)	320	97,443

		272,175

Health Care (4.2%)
Roche Holding AG (b)	860	248,474

Industrials (3.4%)
Schindler Holding AG (b)	1,260	202,940

Materials (2.3%)
LafargeHolcim Ltd. (a)(b)	1,940	134,982

		1,216,332

UNITED KINGDOM (43.2%)
Consumer Discretionary (2.5%)
Pearson PLC (b)	7,900	148,253

Consumer Staples (10.5%)
Associated British Foods PLC (b)	1,900	95,490
British American Tobacco PLC (b)	4,070	241,661
Tesco PLC (b)	30,000	100,888
Unilever PLC (b)	4,200	190,512

		628,551

Energy (2.7%)
BG Group PLC (b)	9,400	159,939

Financials (8.6%)
Prudential PLC (b)	8,400	197,614
Schroders PLC, Non-Voting Shares (b)	3,200	121,537
Standard Chartered PLC (b)	12,600	192,660

		511,811

Health Care (1.8%)
GlaxoSmithKline PLC (b)	4,930	107,153

Industrials (10.1%)
Cobham PLC (b)	27,232	110,953
Experian PLC (b)	8,000	149,989
Rolls-Royce Holdings PLC (a)(b)	16,900	209,150
Weir Group PLC (The) (b)	5,700	136,859

		606,951

Materials (4.6%)
BHP Billiton PLC (b)	6,600	121,226

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen European Equity Fund

	Shares or Principal Amount	Value

Croda International PLC (b)	3,200	$151,741

		272,967

Utilities (2.4%)
Centrica PLC (b)	34,744	144,508

		2,580,133

Total Common Stocks		5,834,706

Total Investments (Cost $5,903,788) (c)—97.8%		5,834,706

Other assets in excess of liabilities—2.2%		134,131

Net Assets—100.0%		$5,968,837

(a)	Non-income producing security.
(b)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value

COMMON STOCKS (87.5%)
AUSTRALIA (0.1%)
Materials (0.1%)
South32 Ltd. (a)	87,003	$111,072

CANADA (3.8%)
Industrials (2.1%)
Canadian National Railway Co.	32,300	2,015,030

Materials (1.7%)
Potash Corp. of Saskatchewan, Inc.	62,800	1,708,471

		3,723,501

FRANCE (1.4%)
Industrials (1.4%)
Schneider Electric SE (b)	19,700	1,374,237

HONG KONG (3.9%)
Financials (3.0%)
AIA Group Ltd. (b)	297,300	1,937,628
Swire Pacific Ltd., Class A (b)	75,800	971,734

		2,909,362

Industrials (0.9%)
Jardine Matheson Holdings Ltd. (b)	16,900	917,855

		3,827,217

ITALY (1.7%)
Energy (1.7%)
Tenaris SA, ADR	67,200	1,690,080

JAPAN (7.7%)
Consumer Staples (2.6%)
Japan Tobacco, Inc. (b)	66,300	2,573,544

Financials (1.1%)
Daito Trust Construction Co. Ltd. (b)	9,800	1,034,911

Industrials (1.5%)
FANUC Corp. (b)	8,710	1,452,710

Materials (2.5%)
Shin-Etsu Chemical Co. Ltd. (b)	40,000	2,391,999

		7,453,164

MEXICO (2.1%)
Consumer Staples (2.1%)
Fomento Economico Mexicano SAB de CV, ADR	22,200	2,012,208

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value

SINGAPORE (0.9%)
Financials (0.9%)
City Developments Ltd. (b)	133,400	$907,893

SOUTH AFRICA (1.5%)
Telecommunication Services (1.5%)
MTN Group Ltd. (b)	85,900	1,430,128

SWEDEN (4.8%)
Financials (1.5%)
Nordea Bank AB (b)	115,400	1,436,825

Industrials (1.9%)
Atlas Copco AB, A Shares (b)	66,000	1,805,034

Information Technology (1.4%)
Telefonaktiebolaget LM Ericsson, B Shares (b)	130,800	1,398,520

		4,640,379

SWITZERLAND (11.2%)
Consumer Staples (2.0%)
Nestle SA (b)	26,100	1,974,467

Financials (2.1%)
Zurich Insurance Group AG (a)(b)	6,500	1,979,313

Health Care (7.1%)
Novartis AG (b)	33,700	3,496,851
Roche Holding AG (b)	11,800	3,409,287

		6,906,138

		10,859,918

TAIWAN (2.9%)
Information Technology (2.9%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	128,800	2,847,768

UNITED KINGDOM (14.6%)
Consumer Staples (3.4%)
British American Tobacco PLC (b)	55,700	3,307,245

Energy (2.0%)
Royal Dutch Shell PLC, B Shares (b)	68,600	1,986,317

Financials (3.9%)
HSBC Holdings PLC (b)	205,530	1,856,439
Standard Chartered PLC (b)	124,546	1,904,372

		3,760,811

Industrials (2.6%)
Experian PLC (b)	57,015	1,068,954
Rolls-Royce Holdings PLC (a)(b)	118,046	1,460,906

		2,529,860

Materials (1.7%)
BHP Billiton PLC (b)	91,800	1,686,150

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value

Telecommunication Services (1.0%)
Vodafone Group PLC (b)	260,900	$988,289

		14,258,672

UNITED STATES (30.9%)
Consumer Discretionary (3.6%)
Comcast Corp., Class A	33,600	2,096,976
TJX Cos., Inc.	20,900	1,459,238

		3,556,214

Consumer Staples (8.7%)
CVS Health Corp.	34,200	3,846,474
PepsiCo, Inc.	26,200	2,524,370
Philip Morris International, Inc.	24,300	2,078,379

		8,449,223

Energy (6.5%)
Chevron Corp.	14,500	1,282,960
EOG Resources, Inc.	41,427	3,197,750
Schlumberger Ltd.	21,800	1,805,476

		6,286,186

Health Care (4.8%)
Baxalta, Inc. (a)	30,100	988,183
Baxter International, Inc.	30,100	1,206,408
Johnson & Johnson	24,800	2,485,208

		4,679,799

Information Technology (5.9%)
Cognizant Technology Solutions Corp., Class A (a)	23,200	1,463,920
Oracle Corp.	67,700	2,703,938
Visa, Inc., Class A	21,600	1,627,344

		5,795,202

Materials (1.4%)
Praxair, Inc.	11,950	1,363,973

		30,130,597

Total Common Stocks		85,266,834

PREFERRED STOCKS (6.5%)
BRAZIL (3.3%)
Financials (2.1%)
Banco Bradesco SA, ADR, Preferred Shares	257,600	2,045,344

Materials (1.2%)
Vale SA, ADR, Preferred Shares	267,500	1,147,575

		3,192,919

GERMANY (1.1%)
Consumer Staples (1.1%)
Henkel AG & Co. KGaA, Preferred Shares (b)	8,900	1,055,059

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value

REPUBLIC OF SOUTH KOREA (2.1%)
Information Technology (2.1%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (c)	5,343	$2,088,044

Total Preferred Stocks		6,336,022

REPURCHASE AGREEMENT (3.4%)
UNITED STATES (3.4%)
Repurchase Agreement, Fixed Income Clearing Corp., —, dated 07/31/2015, due 08/03/2015, repurchase price $3,329,000, collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $3,398,006	$3,329,000	3,329,000

Total Repurchase Agreement		3,329,000

Total Investments (Cost $93,067,021) (d)—97.4%		94,931,856

Other assets in excess of liabilities—2.6%		2,515,089

Net Assets—100.0%		$97,446,945

(a)	Non-income producing security.
(b)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen Global Natural Resources Fund

	Shares or Principal Amount	Value

COMMON STOCKS (97.4%)
AUSTRALIA (0.4%)
Materials (0.4%)
South32 Ltd. (a)	51,900	$66,258

BRAZIL (7.0%)
Industrials (3.2%)
Wilson Sons Ltd., BDR	55,200	494,937

Materials (3.8%)
Vale SA, ADR	112,600	592,276

		1,087,213

CANADA (11.9%)
Industrials (2.0%)
Canadian National Railway Co.	5,000	312,150

Materials (9.9%)
Goldcorp, Inc.	52,500	700,482
Potash Corp. of Saskatchewan, Inc.	30,300	823,554

		1,524,036

		1,836,186

FRANCE (7.1%)
Energy (3.1%)
Total SA (b)	9,600	473,692

Materials (4.0%)
Air Liquide SA (b)	4,800	625,033

		1,098,725

GERMANY (6.1%)
Consumer Staples (1.3%)
KWS Saat SE	600	195,148

Materials (4.8%)
BASF SE (b)	1,900	164,188
Linde AG (b)	3,100	585,074

		749,262

		944,410

ITALY (7.5%)
Energy (7.5%)
Eni SpA (b)	27,800	486,517
Tenaris SA, ADR	27,000	679,050

		1,165,567

JAPAN (4.8%)
Materials (4.8%)
Shin-Etsu Chemical Co. Ltd. (b)	12,500	747,500

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen Global Natural Resources Fund

	Shares or Principal Amount	Value

NETHERLANDS (1.0%)
Energy (1.0%)
Koninklijke Vopak NV (b)	3,000	$156,725

UNITED KINGDOM (25.4%)
Energy (13.7%)
BG Group PLC (b)	38,600	656,770
John Wood Group PLC (b)	51,000	496,550
Royal Dutch Shell PLC, B Shares (b)	33,500	969,995

		2,123,315

Industrials (1.1%)
Weir Group PLC (The) (b)	6,700	160,869

Materials (10.6%)
BHP Billiton PLC (b)	51,900	953,281
Rio Tinto PLC (b)	17,800	688,524

		1,641,805

		3,925,989

UNITED STATES (26.2%)
Energy (16.0%)
Chevron Corp.	6,300	557,424
EOG Resources, Inc.	12,290	948,665
National Oilwell Varco, Inc.	6,500	273,845
Schlumberger Ltd.	8,300	687,406

		2,467,340

Materials (10.2%)
Compass Minerals International, Inc.	2,100	168,000
Monsanto Co.	6,700	682,663
Praxair, Inc.	6,400	730,496

		1,581,159

		4,048,499

Total Common Stocks		15,077,072

PREFERRED STOCKS (2.1%)
CHILE (2.1%)
Materials (2.1%)
Sociedad Quimica y Minera de Chile SA, ADR, Preferred Shares	24,300	328,293

Total Preferred Stocks		328,293

Total Investments (Cost $20,141,503) (c)—99.5%		15,405,365

Other assets in excess of liabilities—0.5%		80,579

Net Assets—100.0%		$15,485,944

(a)	Non-income producing security.
(b)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value

COMMON STOCKS (96.6%)
AUSTRALIA (1.5%)
Consumer Discretionary (1.5%)
ARB Corp. Ltd. (a)	171,300	$1,776,501

BRAZIL (7.5%)
Consumer Discretionary (2.0%)
Arezzo Industria e Comercio SA	370,500	2,317,823

Financials (2.1%)
Iguatemi Empresa de Shopping Centers SA	353,500	2,470,613

Health Care (2.6%)
OdontoPrev SA	959,900	3,117,478

Industrials (0.8%)
Wilson Sons Ltd., BDR	113,000	1,013,186

		8,919,100

CANADA (0.8%)
Financials (0.8%)
Canadian Western Bank	51,200	963,046

CHILE (0.9%)
Consumer Staples (0.9%)
Vina Concha y Toro SA	672,200	1,051,870

FRANCE (1.6%)
Health Care (1.6%)
Virbac SA	7,800	1,850,333

GERMANY (7.0%)
Consumer Discretionary (0.9%)
Fielmann AG (a)	17,300	1,143,181

Consumer Staples (1.5%)
KWS Saat SE	5,400	1,756,334

Materials (4.6%)
Fuchs Petrolub SE (a)	58,800	2,353,083
Symrise AG (a)	46,500	3,091,646

		5,444,729

		8,344,244

HONG KONG (4.6%)
Consumer Discretionary (1.9%)
Cafe de Coral Holdings Ltd.	632,000	2,217,458

Industrials (1.5%)
Kerry Logistics Network Ltd. (a)	1,138,000	1,760,009

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value

Telecommunication Services (1.2%)
Asia Satellite Telecommunications Holdings Ltd. (a)	660,000	$1,454,726

		5,432,193

INDIA (5.5%)
Health Care (1.9%)
Sanofi India Ltd.	33,200	2,223,924

Materials (3.6%)
Castrol (India) Ltd. (a)	559,255	4,276,395

		6,500,319

INDONESIA (1.6%)
Consumer Discretionary (1.6%)
Ace Hardware Indonesia Tbk PT	39,403,700	1,864,230

ISRAEL (3.8%)
Consumer Staples (3.8%)
Osem Investments Ltd. (a)	83,100	1,767,228
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (a)	57,800	2,757,895

		4,525,123

JAPAN (6.7%)
Consumer Staples (2.1%)
Calbee, Inc. (a)	55,900	2,490,802

Health Care (3.8%)
Asahi Intecc Co. Ltd. (a)	73,200	2,445,881
Sysmex Corp. (a)	31,500	2,038,373

		4,484,254

Industrials (0.8%)
Nabtesco Corp. (a)	45,100	990,346

		7,965,402

MALAYSIA (1.5%)
Consumer Staples (1.5%)
Carlsberg Brewery Malaysia Bhd (a)	546,400	1,786,579

MEXICO (1.1%)
Industrials (1.1%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	83,300	1,245,325

SINGAPORE (2.5%)
Health Care (2.5%)
Raffles Medical Group Ltd.	843,684	2,945,837

SOUTH AFRICA (4.3%)
Consumer Staples (2.6%)
Clicks Group Ltd. (a)	401,900	3,058,631

Financials (1.7%)
JSE Ltd.	175,100	2,040,256

		5,098,887

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value

SPAIN (1.9%)
Consumer Staples (1.9%)
Viscofan SA (a)	37,300	$2,229,114

SWITZERLAND (6.0%)
Consumer Staples (3.3%)
Barry Callebaut AG (a)(b)	3,450	3,856,879

Industrials (2.7%)
Kaba Holding AG, Class B	5,000	3,197,765

		7,054,644

THAILAND (3.3%)
Financials (1.9%)
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (c)	5,686,700	2,210,464

Utilities (1.4%)
Electricity Generating PCL, Foreign Shares (a)	391,400	1,704,875

		3,915,339

UNITED KINGDOM (22.1%)
Consumer Discretionary (2.0%)
Millennium & Copthorne Hotels PLC	264,400	2,303,985

Consumer Staples (1.5%)
PZ Cussons PLC (a)	319,800	1,729,198

Energy (2.2%)
John Wood Group PLC (a)	272,200	2,650,216

Financials (3.9%)
Close Brothers Group PLC (a)	95,400	2,161,850
Rathbone Brothers PLC	69,100	2,457,112

		4,618,962

Health Care (1.5%)
Dechra Pharmaceuticals PLC	116,000	1,783,436

Industrials (7.1%)
Rotork PLC (a)	607,800	2,029,032
Spirax-Sarco Engineering PLC (a)	42,621	2,206,361
Ultra Electronics Holdings PLC (a)	64,700	1,760,705
Weir Group PLC (The) (a)	100,100	2,403,441

		8,399,539

Information Technology (0.9%)
Oxford Instruments PLC (a)	77,700	1,108,551

Materials (3.0%)
Croda International PLC (a)	26,800	1,270,829
Victrex PLC (a)	76,300	2,304,027

		3,574,856

		26,168,743

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value

UNITED STATES (12.4%)
Consumer Staples (2.2%)
Casey’s General Stores, Inc.	25,100	$2,565,596

Financials (2.6%)
Jones Lang LaSalle, Inc.	17,400	3,097,896

Health Care (1.0%)
PAREXEL International Corp. (b)	17,500	1,206,800

Industrials (2.3%)
RBC Bearings, Inc. (b)	40,700	2,757,425

Materials (4.3%)
Compass Minerals International, Inc.	26,900	2,152,000
Silgan Holdings, Inc.	53,700	2,871,339

		5,023,339

		14,651,056

Total Common Stocks		114,287,885

PREFERRED STOCKS (2.6%)
CHILE (2.6%)
Consumer Staples (2.6%)
Embotelladora Andina SA, Class B, Preferred Shares	1,095,200	3,093,591

Total Preferred Stocks		3,093,591

REPURCHASE AGREEMENT (0.2%)
UNITED STATES (0.2%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2015, due 08/03/2015, repurchase price $266,000, collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $275,831	$266,000	266,000

Total Repurchase Agreement		266,000

Total Investments (Cost $107,541,266) (d)—99.4%		117,647,476

Other assets in excess of liabilities—0.6%		669,640

Net Assets—100.0%		$118,317,116

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	As of July 31, 2015, security is a closed-end fund incorporated in Thailand.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

BDR	Brazilian Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value

COMMON STOCKS (90.2%)
AUSTRALIA (0.1%)
Materials (0.1%)
South32 Ltd. (a)	955,047	$1,219,260

CANADA (5.2%)
Industrials (2.2%)
Canadian National Railway Co.	277,500	17,311,791

Materials (1.8%)
Potash Corp. of Saskatchewan, Inc.	540,100	14,693,396

Telecommunication Services (1.2%)
TELUS Corp.	277,100	9,460,194

		41,465,381

FRANCE (4.6%)
Consumer Staples (2.1%)
Casino Guichard-Perrachon SA (b)	224,414	16,654,786

Industrials (1.6%)
Schneider Electric SE (b)	175,900	12,270,469

Utilities (0.9%)
Engie (b)	386,900	7,419,769

		36,345,024

GERMANY (2.7%)
Health Care (1.0%)
Fresenius Medical Care AG & Co. KGaA (b)	104,000	8,509,500

Materials (1.7%)
Linde AG (b)	70,600	13,324,601

		21,834,101

HONG KONG (6.1%)
Financials (4.1%)
AIA Group Ltd. (b)	3,405,100	22,192,451
Swire Pacific Ltd., Class A (b)	818,500	10,492,937

		32,685,388

Industrials (2.0%)
Jardine Matheson Holdings Ltd. (b)	297,400	16,152,076

		48,837,464

ISRAEL (1.1%)
Information Technology (1.1%)
Check Point Software Technologies Ltd. (a)	105,000	8,480,850

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value

ITALY (2.2%)
Energy (2.2%)
Tenaris SA, ADR	686,900	$17,275,535

JAPAN (11.0%)
Consumer Staples (4.5%)
Japan Tobacco, Inc. (b)	929,800	36,091,724

Financials (1.0%)
Daito Trust Construction Co. Ltd. (b)	75,200	7,941,358

Industrials (2.4%)
FANUC Corp. (b)	115,800	19,313,866

Materials (3.1%)
Shin-Etsu Chemical Co. Ltd. (b)	407,599	24,374,414

		87,721,362

MEXICO (2.5%)
Consumer Staples (2.5%)
Fomento Economico Mexicano SAB de CV, ADR	219,600	19,904,544

SINGAPORE (6.2%)
Financials (4.0%)
City Developments Ltd. (b)	1,695,000	11,535,824
Oversea-Chinese Banking Corp. Ltd. (b)	2,704,106	20,278,244

		31,814,068

Telecommunication Services (2.2%)
Singapore Telecommunications Ltd. (b)	5,956,000	17,788,324

		49,602,392

SOUTH AFRICA (2.1%)
Telecommunication Services (2.1%)
MTN Group Ltd. (b)	1,026,200	17,084,953

SWEDEN (5.3%)
Financials (1.6%)
Nordea Bank AB (b)	1,012,600	12,607,702

Industrials (2.2%)
Atlas Copco AB, A Shares (b)	644,706	17,632,065

Information Technology (1.5%)
Telefonaktiebolaget LM Ericsson, B Shares (b)	1,107,800	11,844,648

		42,084,415

SWITZERLAND (16.1%)
Consumer Staples (3.5%)
Nestle SA (b)	370,300	28,013,223

Financials (2.6%)
Zurich Insurance Group AG (a)(b)	68,300	20,798,005

Health Care (9.0%)
Novartis AG (b)	347,100	36,016,527
Roche Holding AG (b)	124,500	35,970,870

		71,987,397

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value

Industrials (1.0%)
Schindler Holding AG (b)	50,000	$8,053,177

		128,851,802

TAIWAN (3.5%)
Information Technology (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. (b)	6,359,000	27,788,886

UNITED KINGDOM (21.5%)
Consumer Staples (4.1%)
British American Tobacco PLC (b)	544,700	32,342,127

Energy (3.8%)
John Wood Group PLC (b)	1,105,400	10,762,485
Royal Dutch Shell PLC, B Shares (b)	687,400	19,903,708

		30,666,193

Financials (4.2%)
HSBC Holdings PLC (b)	1,950,578	17,618,494
Standard Chartered PLC (b)	1,036,467	15,848,108

		33,466,602

Industrials (5.8%)
Experian PLC (b)	1,015,100	19,031,741
Rolls-Royce Holdings PLC (a)(b)	1,369,913	16,953,684
Weir Group PLC (The) (b)	429,300	10,307,664

		46,293,089

Materials (2.3%)
BHP Billiton PLC (b)	1,007,700	18,509,081

Telecommunication Services (1.3%)
Vodafone Group PLC (b)	2,790,824	10,571,632

		171,848,724

Total Common Stocks		720,344,693

PREFERRED STOCKS (8.4%)
BRAZIL (3.9%)
Financials (2.3%)
Banco Bradesco SA, ADR, Preferred Shares	2,287,294	18,161,114

Materials (1.6%)
Vale SA, ADR, Preferred Shares	2,912,400	12,494,196

		30,655,310

GERMANY (1.1%)
Consumer Staples (1.1%)
Henkel AG & Co. KGaA, Preferred Shares (b)	74,800	8,867,237

REPUBLIC OF SOUTH KOREA (3.4%)
Information Technology (3.4%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (c)	69,700	27,238,760

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value

Total Preferred Stocks		66,761,307

Total Investments (Cost $760,329,723) (d)—98.6%		787,106,000

Other assets in excess of liabilities—1.4%		11,158,373

Net Assets—100.0%		$798,264,373

(a)	Non-income producing security.
(b)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen Latin American Equity Fund

	Shares or Principal Amount	Value

COMMON STOCKS (95.1%)
ARGENTINA (2.4%)
Energy (2.4%)
Tenaris SA, ADR	3,000	$75,450

BRAZIL (54.3%)
Consumer Discretionary (7.0%)
Arezzo Industria e Comercio SA	9,501	59,438
Cia Hering	6,000	20,730
Lojas Renner SA	4,450	141,521

		221,689

Consumer Staples (9.9%)
AMBEV SA	20,828	118,376
BRF SA	4,400	92,358
Natura Cosmeticos SA	5,900	43,871
Souza Cruz SA	8,300	58,881

		313,486

Energy (4.4%)
Ultrapar Participacoes SA	6,800	139,557

Financials (20.4%)
Banco Bradesco SA	32,052	258,929
BM&F Bovespa SA	18,000	54,884
Iguatemi Empresa de Shopping Centers SA	4,000	27,956
Itau Unibanco Holding SA	23,679	197,097
Multiplan Empreendimentos Imobiliarios SA	8,000	108,997

		647,863

Health Care (1.7%)
OdontoPrev SA	16,400	53,263

Industrials (5.2%)
Localiza Rent a Car SA	4,305	35,331
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,600	37,740
WEG SA	8,480	46,561
Wilson Sons Ltd., BDR	5,300	47,521

		167,153

Information Technology (1.3%)
Totvs SA	4,000	40,959

Materials (4.4%)
Vale SA	26,800	139,872

		1,723,842

CHILE (9.7%)
Consumer Discretionary (2.3%)
S.A.C.I. Falabella	11,100	72,193

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Latin American Equity Fund

	Shares or Principal Amount	Value

Consumer Staples (2.7%)
Embotelladora Andina SA, Class A (a)	38,000	$86,799

Financials (4.7%)
Banco Santander Chile, ADR	4,700	94,893
Parque Arauco SA	28,808	53,104

		147,997

		306,989

COLOMBIA (3.0%)
Consumer Staples (1.5%)
Almacenes Exito SA	6,400	47,333

Financials (1.5%)
Bancolombia SA	5,300	47,884

		95,217

MEXICO (24.4%)
Consumer Staples (13.0%)
Arca Continental SAB de CV	6,000	36,035
Fomento Economico Mexicano SAB de CV, ADR	2,000	181,280
Kimberly-Clark de Mexico SAB de CV, Class A	25,100	58,277
Organizacion Soriana SAB de CV, Class B	17,500	34,864
Wal-Mart de Mexico SAB de CV	41,300	100,120

		410,576

Financials (5.3%)
Grupo Financiero Banorte SAB de CV	25,916	136,910
Grupo Financiero Santander Mexico SAB de CV, Class B	17,900	31,951

		168,861

Industrials (6.1%)
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (b)	2,000	88,700
Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares	700	104,727

		193,427

		772,864

PERU (1.3%)
Industrials (1.3%)
Grana y Montero SA, ADR	7,122	42,020

Total Common Stocks		3,016,382

PREFERRED STOCKS (1.0%)
BRAZIL (1.0%)
Materials (1.0%)
Bradespar SA, Preferred Shares	7,500	21,554
Vale SA, ADR, Preferred Shares	2,300	9,867

		31,421

Total Preferred Stocks		31,421

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen Latin American Equity Fund

	Shares or Principal Amount	Value

Total Investments (Cost $4,925,320) (c)—96.1%		3,047,803

Other assets in excess of liabilities—3.9%		122,827

Net Assets—100.0%		$3,170,630

(a)	This share class contains full voting rights and no preference on dividends. The two share classes of this company are formally labeled as preferred.
(b)	Non-income producing security.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value

COMMON STOCKS (97.1%)
Consumer Discretionary (12.1%)
Core-Mark Holding Co., Inc.	109,260	$6,945,658
Drew Industries, Inc.	76,055	4,461,387
G-III Apparel Group Ltd. (a)	107,600	7,771,948
Hibbett Sports, Inc. (a)	141,600	6,449,880
La Quinta Holdings, Inc. (a)	249,100	5,285,902
Pool Corp.	98,200	6,915,244

		37,830,019

Consumer Staples (11.4%)
Cal-Maine Foods, Inc.	125,000	6,770,000
Casey’s General Stores, Inc.	114,524	11,706,071
J&J Snack Foods Corp.	49,700	5,882,492
TreeHouse Foods, Inc. (a)	60,200	4,933,992
WD-40 Co.	71,000	6,363,730

		35,656,285

Energy (1.1%)
Forum Energy Technologies, Inc. (a)	220,621	3,371,089

Financials (15.3%)
AMERISAFE, Inc.	132,860	6,649,643
Bank of the Ozarks, Inc.	153,320	6,764,479
Boston Private Financial Holdings, Inc.	528,600	6,649,788
Canadian Western Bank	235,800	4,435,279
Healthcare Realty Trust, Inc.	213,008	5,120,712
MarketAxess Holdings, Inc.	34,901	3,413,318
Sabra Health Care REIT, Inc.	239,704	6,555,904
Univest Corp. of Pennsylvania	225,510	4,494,414
WSFS Financial Corp.	134,900	3,872,979

		47,956,516

Health Care (10.4%)
Emergent BioSolutions, Inc. (a)	221,000	7,255,430
Globus Medical, Inc., Class A (a)	242,100	6,793,326
PAREXEL International Corp. (a)	145,200	10,012,992
Prestige Brands Holdings, Inc. (a)	80,823	3,848,791
US Physical Therapy, Inc.	84,691	4,476,767

		32,387,306

Industrials (18.8%)
Actuant Corp., Class A	223,300	5,149,298
Beacon Roofing Supply, Inc. (a)	220,088	7,703,080
Curtiss-Wright Corp.	113,700	7,659,969
Gibraltar Industries, Inc. (a)	405,081	7,753,250
Multi-Color Corp.	137,550	8,783,943
Progressive Waste Solutions Ltd.	292,600	7,961,646
RBC Bearings, Inc. (a)	99,242	6,723,646
US Ecology, Inc.	149,100	6,842,199

		58,577,031

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value

Information Technology (14.8%)
Fair Isaac Corp.	65,600	$5,949,264
FEI Co.	101,500	8,725,955
Heartland Payment Systems, Inc.	145,361	9,055,990
Littelfuse, Inc.	99,474	9,151,608
Syntel, Inc. (a)	162,100	7,082,149
Teradyne, Inc.	329,100	6,338,466

		46,303,432

Materials (10.9%)
Compass Minerals International, Inc.	76,600	6,128,000
Kaiser Aluminum Corp.	81,400	6,874,230
Quaker Chemical Corp.	93,800	8,695,260
Sensient Technologies Corp.	110,800	7,577,612
Silgan Holdings, Inc.	91,086	4,870,368

		34,145,470

Telecommunication Services (2.3%)
Shenandoah Telecommunications Co.	206,430	7,097,063

Total Common Stocks		303,324,211

REPURCHASE AGREEMENT (3.4%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2015, due 08/03/2015, repurchase price $10,474,000, collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $10,686,994	$10,474,000	10,474,000

Total Repurchase Agreement		10,474,000

Total Investments (Cost $275,570,119) (b)—100.5%		313,798,211

Liabilities in excess of other assets—(0.5)%		(1,531,556)

Net Assets—100.0%		$312,266,655

(a)	Non-income producing security.
(b)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen U.S. Equity Fund

	Shares or Principal Amount	Value

COMMON STOCKS (99.4%)
Consumer Discretionary (14.4%)
BorgWarner, Inc.	129,100	$6,417,561
Comcast Corp., Class A	179,800	11,221,318
PVH Corp.	113,300	13,147,332
Starwood Hotels & Resorts Worldwide, Inc.	98,434	7,821,566
Target Corp.	113,400	9,281,790
TJX Cos., Inc.	117,700	8,217,814

		56,107,381

Consumer Staples (12.7%)
Casey’s General Stores, Inc.	17,302	1,768,524
Costco Wholesale Corp.	63,737	9,260,986
CVS Health Corp.	120,772	13,583,227
Kraft Heinz Co.	97,200	7,724,484
PepsiCo, Inc.	84,966	8,186,474
Philip Morris International, Inc.	105,519	9,025,040

		49,548,735

Energy (7.3%)
Chevron Corp.	78,025	6,903,652
ConocoPhillips	94,040	4,733,974
EOG Resources, Inc.	90,728	7,003,294
National Oilwell Varco, Inc.	103,600	4,364,668
Schlumberger Ltd.	64,966	5,380,484

		28,386,072

Financials (13.8%)
American Express Co.	113,400	8,625,204
Charles Schwab Corp. (The)	291,200	10,157,056
Intercontinental Exchange, Inc.	50,827	11,590,589
M&T Bank Corp.	50,400	6,609,960
Royal Bank of Canada	96,811	5,644,995
Wells Fargo & Co.	190,361	11,016,191

		53,643,995

Health Care (14.6%)
Aetna, Inc.	87,900	9,930,063
Baxalta, Inc. (a)	150,900	4,954,047
Baxter International, Inc.	150,900	6,048,072
Gilead Sciences, Inc.	80,599	9,499,398
Johnson & Johnson	89,816	9,000,461
Pfizer, Inc.	316,740	11,421,645
Quest Diagnostics, Inc.	81,600	6,022,896

		56,876,582

Industrials (12.0%)
Canadian National Railway Co.	165,800	10,350,894
Deere & Co.	57,763	5,462,647
Emerson Electric Co.	120,402	6,230,804
Equifax, Inc.	80,700	8,241,891
Lockheed Martin Corp.	19,682	4,076,142

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen U.S. Equity Fund

	Shares or Principal Amount	Value

Precision Castparts Corp.	24,015	$4,681,004
United Technologies Corp.	75,762	7,599,686

		46,643,068

Information Technology (15.1%)
Alliance Data Systems Corp. (a)	21,822	6,001,923
Cognizant Technology Solutions Corp., Class A (a)	166,800	10,525,080
EMC Corp.	327,600	8,809,164
Oracle Corp.	236,332	9,439,100
QUALCOMM, Inc.	121,359	7,814,306
Solera Holdings, Inc.	85,684	3,135,177
Visa, Inc., Class A	176,776	13,318,304

		59,043,054

Materials (7.7%)
International Flavors & Fragrances, Inc.	71,700	8,287,803
Monsanto Co.	64,725	6,594,830
Potash Corp. of Saskatchewan, Inc.	253,100	6,879,258
Praxair, Inc.	74,305	8,481,173

		30,243,064

Telecommunication Services (1.8%)
TELUS Corp.	207,668	7,091,414

Total Common Stocks		387,583,365

REPURCHASE AGREEMENT (0.2%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2015, due 08/03/2015, repurchase price $741,000, collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $757,069	$741,000	741,000

Total Repurchase Agreement		741,000

Total Investments (Cost $294,619,643) (b)—99.6%		388,324,365

Other assets in excess of liabilities—0.4%		1,399,844

Net Assets—100.0%		$389,724,209

(a)	Non-income producing security.
(b)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen Asia Bond Fund

	Shares or Principal Amount	Value (US$)

CORPORATE BONDS (39.7%)
CANADA (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
CNOOC Nexen Finance 2014 ULC (USD), 4.25%, 04/30/2024	$1,206,000	$1,232,151

CHINA (6.0%)
Commercial Banks (0.5%)
Industrial & Commercial Bank of China Ltd. (USD), 3.23%, 11/13/2019	1,093,000	1,106,683

Food Products (0.3%)
Tingyi Cayman Islands Holding Corp. (USD), 3.88%, 06/20/2017 (a)	787,000	807,383

Gas Utilities (0.9%)
ENN Energy Holdings Ltd. (USD), 6.00%, 05/13/2021 (a)	1,846,000	2,028,804

Oil & Gas Services (0.5%)
COSL Finance BVI Ltd. (USD), 3.25%, 09/06/2022 (a)	1,289,000	1,225,748

Oil, Gas & Consumable Fuels (0.8%)
CNOOC Finance 2003 Ltd. (USD), 5.50%, 05/21/2033 (a)	508,000	562,720
Kunlun Energy Co. Ltd. (USD), 3.75%, 05/13/2025 (a)	514,000	500,266
Sinopec Capital 2013 Ltd., REG S (USD), 3.13%, 04/24/2023 (a)	787,000	757,167

		1,820,153

Real Estate (1.9%)
CIFI Holdings Group Co. Ltd. (USD), 12.25%, 04/15/2018 (a)	400,000	435,000
Franshion Brilliant Ltd. (USD), 5.75%, 03/19/2019 (a)	1,188,000	1,256,096
Greenland Global Investment Ltd. (USD), 5.88%, 07/03/2024 (a)	818,000	816,833
Wanda Properties International Co. Ltd. (USD), 7.25%, 01/29/2024 (a)	1,650,000	1,810,198

		4,318,127

Real Estate Management & Development (0.4%)
China Overseas Finance Cayman Island II Ltd. (USD), 5.50%, 11/10/2020 (a)	760,000	822,689

Semiconductors (0.7%)
Semiconductor Manufacturing International Corp. (USD), 4.13%, 10/07/2019 (a)	1,680,000	1,688,267

		13,817,854

HONG KONG (4.9%)
Commercial Banks (0.5%)
Standard Chartered PLC (USD), 3.95%, 01/11/2023 (a)	1,225,000	1,206,860

Diversified Financial Services (0.8%)
HLP Finance Ltd. (USD), 4.75%, 06/25/2022 (a)	1,811,000	1,885,115

Diversified Holding Companies (1.1%)
Hutchison Whampoa International Ltd.
(USD), 1.63%, 10/31/2017 (a)	720,000	717,552
(USD), 7.63%, 04/09/2019 (a)	100,000	117,985
(USD), 4.63%, 01/13/2022 (a)	500,000	541,332
(USD), 7.45%, 11/24/2033 (a)	864,000	1,192,477

		2,569,346

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Asia Bond Fund

	Shares or Principal Amount	Value (US$)

Electric Utilities (0.5%)
Zhejiang Energy Group Hong Kong Ltd. (USD), 2.30%, 09/30/2017 (a)	$1,240,000	$1,233,227

Oil, Gas & Consumable Fuels (0.5%)
CNPC HK Overseas Capital Ltd. (USD), 5.95%, 04/28/2041 (a)	1,000,000	1,193,844

Real Estate (0.1%)
Hong Kong Land Finance Cayman Islands Co. Ltd. (USD), 4.50%, 06/01/2022	200,000	214,377

Real Estate Investment Trust (REIT) Funds (0.4%)
Champion MTN Ltd. (USD), 3.75%, 01/17/2023 (a)	878,000	851,657

Real Estate Management & Development (0.6%)
Swire Properties MTN Financing Ltd.
(USD), 2.75%, 03/07/2020 (a)	200,000	201,753
(USD), 4.38%, 06/18/2022 (a)	983,000	1,044,130

		1,245,883

Retail (0.4%)
LS Finance 2022 Ltd. (USD), 4.25%, 10/16/2022 (a)	884,000	887,323

		11,287,632

INDIA (16.5%)
Commercial Banks (9.4%)
Axis Bank Ltd (USD), 5.13%, 09/05/2017 (a)	400,000	422,769
Axis Bank Ltd., Series 21 (INR), 9.15%, 12/31/2022	490,000,000	7,886,669
Bank of Baroda
(USD), 5.00%, 08/24/2016 (a)	550,000	567,696
(USD), 4.88%, 07/23/2019 (a)	200,000	213,638
Export-Import Bank of India
Series R-15 (INR), 8.87%, 10/30/2029	50,000,000	814,711
(INR), 8.15%, 01/21/2030	250,000,000	3,855,555
HDFC Bank Ltd. (USD), 3.00%, 03/06/2018 (a)	900,000	910,845
ICICI Bank Ltd.
(USD), 4.80%, 05/22/2019 (a)	735,000	785,196
(USD), 3.50%, 03/18/2020 (a)	355,000	360,407
(INR), 9.15%, 12/31/2022	250,000,000	3,989,951
(INR), 9.15%, 08/06/2024	100,000,000	1,644,775
State Bank of India (USD), 3.62%, 04/17/2019 (a)	400,000	410,660

		21,862,872

Diversified Financial Services (5.0%)
Indian Railway Finance Corp. Ltd.
(USD), 3.92%, 02/26/2019 (a)	1,594,000	1,644,817
Series 88 (INR), 8.83%, 03/25/2023	100,000,000	1,606,311
Series 69 (INR), 8.95%, 03/10/2025	150,000,000	2,477,746
Power Finance Corp. Ltd.
Series 121B (INR), 8.96%, 10/21/2019	200,000,000	3,171,396
Series 118B (INR), 9.39%, 08/27/2024	160,000,000	2,617,007

		11,517,277

Diversified Telecommunication Services (0.6%)
Bharti Airtel International Netherlands BV (USD), 5.13%, 03/11/2023 (a)	777,000	829,657
GCX Ltd. (USD), 7.00%, 08/01/2019 (a)	650,000	656,521

		1,486,178

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Asia Bond Fund

	Shares or Principal Amount	Value (US$)

Electric Utilities (1.0%)
Power Grid Corp. of India Ltd.
Series XLIX (INR), 8.15%, 03/09/2025	$50,000,000	$766,771
Series L (INR), 8.40%, 05/27/2030	100,000,000	1,552,372

		2,319,143

Oil, Gas & Consumable Fuels (0.5%)
ONGC Videsh Ltd. (USD), 3.25%, 07/15/2019 (a)	1,227,000	1,235,294

		38,420,764

INDONESIA (2.1%)
Commercial Banks (1.7%)
Bank OCBC Nisp Tbk PT, Series OB (IDR), 9.40%, 02/10/2017	54,000,000,000	3,966,049

Oil, Gas & Consumable Fuels (0.3%)
Pertamina Persero PT (USD), 5.63%, 05/20/2043 (a)	833,000	729,958

Real Estate (0.1%)
Jababeka International BV (USD), 7.50%, 09/24/2019 (a)	200,000	196,016

		4,892,023

MALAYSIA (1.5%)
Commercial Banks (1.0%)
AMBB Capital (L) Ltd. (USD), 6.77%, 01/27/2016 (b)	1,000,000	999,595
Public Bank Bhd (USD), 6.84%, 08/22/2036 (b)	400,000	405,983
SBB Capital Corp. (USD), 6.62%, 11/02/2015 (a)(c)	1,000,000	1,002,480

		2,408,058

Oil, Gas & Consumable Fuels (0.5%)
Petronas Capital Ltd. (USD), 7.88%, 05/22/2022 (a)	922,000	1,174,742

		3,582,800

PHILIPPINES (0.4%)
Diversified Telecommunication Services (0.4%)
Philippine Long Distance Telephone Co. (USD), 8.35%, 03/06/2017	800,000	872,000

REPUBLIC OF SOUTH KOREA (3.0%)
Commercial Banks (1.3%)
Busan Bank (USD), 4.13%, 02/09/2017 (a)	1,300,000	1,341,111
Korea Exchange Bank (USD), 2.50%, 06/12/2019 (a)	338,000	338,095
Shinhan Bank (USD), 1.88%, 07/30/2018 (a)	600,000	596,633
Woori Bank (USD), 4.75%, 04/30/2024 (a)	676,000	704,845

		2,980,684

Diversified Financial Services (0.3%)
Hyundai Capital Services, Inc. (USD), 2.63%, 09/29/2020 (a)	695,000	693,980

Electric Utilities (1.0%)
Korea Hydro & Nuclear Power Co. Ltd.
(USD), 3.00%, 09/19/2022 (a)	1,396,000	1,391,956
(USD), 3.25%, 06/15/2025 (a)	626,000	624,333
Korea South-East Power Co. Ltd. (USD), 3.63%, 01/29/2017 (a)	450,000	461,629

		2,477,918

Gas Utilities (0.1%)
Korea Gas Corp. (USD), 2.88%, 07/29/2018 (a)	200,000	205,016

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Asia Bond Fund

	Shares or Principal Amount	Value (US$)

Machinery-Diversified (0.3%)
Doosan Heavy Industries & Construction Co. Ltd. (USD), 2.13%, 04/27/2020 (a)	$715,000	$705,399

		7,062,997

SINGAPORE (1.8%)
Commercial Banks (1.0%)
Oversea-Chinese Banking Corp. Ltd.
(USD), 3.75%, 11/15/2022 (a)(b)	50,000	51,405
(USD), 3.15%, 03/11/2023 (a)(b)	936,000	948,221
United Overseas Bank Ltd. (USD), 2.88%, 10/17/2022 (a)(b)	1,300,000	1,316,120

		2,315,746

Commercial Services & Supplies (0.2%)
HPHT Finance 15 Ltd. (USD), 2.88%, 03/17/2020 (a)	518,000	514,933

Real Estate (0.6%)
CapitaMalls Asia Treasury Ltd. (SGD), 3.95%, 08/24/2017	1,750,000	1,315,654

		4,146,333

SRI LANKA (0.2%)
Commercial Banks (0.2%)
Bank of Ceylon (USD), 5.33%, 04/16/2018 (a)	400,000	403,000

THAILAND (1.3%)
Chemicals (0.4%)
PTT Global Chemical PCL (USD), 4.25%, 09/19/2022 (a)	829,000	852,926

Commercial Banks (0.7%)
Bangkok Bank PCL
(USD), 5.00%, 10/03/2023 (a)	400,000	439,179
(USD), 9.03%, 03/15/2029 (a)	50,000	69,796
Krung Thai Bank PCL (USD), 5.20%, 12/26/2024 (a)	779,000	799,954
Siam Commercial Bank PCL (USD), 3.50%, 04/07/2019 (a)	389,000	398,808

		1,707,737

Oil, Gas & Consumable Fuels (0.2%)
PTTEP Canada International Finance Ltd. (USD), 5.69%, 04/05/2021 (a)	312,000	347,847

		2,908,510

UNITED KINGDOM (1.5%)
Commercial Banks (1.5%)
HSBC Holdings PLC (USD), 6.38%, 03/30/2025 (b)(c)	383,000	384,724
Standard Chartered Bank (USD), 0.00%, 03/19/2024 (a)(b)	3,144,793	3,080,605

		3,465,329

Total Corporate Bonds		92,091,393

GOVERNMENT BONDS (40.7%)
BANGLADESH (0.3%)
Bangladesh Treasury Bond, Series 5YR (BDT), 11.78%, 08/14/2018	50,000,000	705,810

CHINA (8.3%)
Agriculture Development Bank of China Co., Ltd. (CNH), 3.08%, 01/16/2016	5,000,000	801,852
China Development Bank
(CNY), 5.80%, 01/03/2016	10,000,000	1,639,033
(CNH), 3.35%, 03/20/2017	26,000,000	4,158,683

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Asia Bond Fund

	Shares or Principal Amount	Value (US$)

China Government Bond
Series 1317 (CNY), 3.77%, 08/15/2016 (d)	$1,000,000	$163,341
Series 1216 (CNY), 3.25%, 09/06/2019 (d)	1,000,000	161,945
Series 1019 (CNY), 3.41%, 06/24/2020 (d)	20,000,000	3,247,661
Series 1124 (CNY), 3.57%, 11/17/2021 (d)	22,000,000	3,577,306
Series 1318 (CNY), 4.08%, 08/22/2023 (d)	10,000,000	1,677,023
Series 1421 (CNY), 4.13%, 09/18/2024 (d)	20,000,000	3,380,434
Export-Import Bank of China (The) (USD), 3.63%, 07/31/2024 (a)	469,000	478,812

		19,286,090

INDIA (0.7%)
India Government Bond
(INR), 7.28%, 06/03/2019	80,000,000	1,222,835
(INR), 8.12%, 12/10/2020	25,000,000	391,933
(INR), 8.60%, 06/02/2028	1,000,000	16,252

		1,631,020

INDONESIA (9.2%)
Indonesia Government International Bond
(USD), 3.38%, 04/15/2023 (a)	1,006,000	954,442
(USD), 5.25%, 01/17/2042 (a)	1,000,000	975,000
(USD), 4.63%, 04/15/2043 (a)	858,000	776,490
Indonesia Treasury Bond
Series FR70 (IDR), 8.38%, 03/15/2024	30,000,000,000	2,184,439
Series FR71 (IDR), 9.00%, 03/15/2029	17,000,000,000	1,278,692
Series FR54 (IDR), 9.50%, 07/15/2031	9,000,000,000	704,132
Series FR58 (IDR), 8.25%, 06/15/2032	9,800,000,000	686,417
Series FR68 (IDR), 8.38%, 03/15/2034	159,085,000,000	11,248,553
Lembaga Pembiayaan Ekspor Indonesia, Series OB (IDR), 9.50%, 03/13/2020	30,000,000,000	2,201,072
Perusahaan Penerbit SBSN (USD), 4.35%, 09/10/2024 (a)	312,000	306,930

		21,316,167

PHILIPPINES (2.3%)
Philippine Government International Bond
Series 1059 (PHP), 4.13%, 08/20/2024	45,000,000	1,021,617
(USD), 10.63%, 03/16/2025	516,000	828,825
Series 2020 (PHP), 3.63%, 03/21/2033	170,000,000	3,481,359

		5,331,801

REPUBLIC OF SOUTH KOREA (9.7%)
Export-Import Bank of Korea (USD), 2.63%, 12/30/2020	1,200,000	1,208,251
Korea Treasury Bond
Series 1809 (KRW), 3.25%, 09/10/2018	2,000,000,000	1,782,831
Series 2206 (KRW), 3.75%, 06/10/2022	900,000,000	842,213
Series 2303 (KRW), 3.00%, 03/10/2023	2,600,000,000	2,328,533
Series 2309 (KRW), 3.38%, 09/10/2023	1,700,000,000	1,562,255
Series 2403 (KRW), 3.50%, 03/10/2024	5,000,000,000	4,642,042
Series 2409 (KRW), 3.00%, 09/10/2024	9,100,000,000	8,147,718
Series 3312 (KRW), 3.75%, 12/10/2033	2,000,000,000	1,988,940

		22,502,783

SINGAPORE (1.5%)
Singapore Government Bond
(SGD), 3.00%, 09/01/2024	2,530,000	1,908,773
(SGD), 3.50%, 03/01/2027	1,900,000	1,486,095

		3,394,868

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Asia Bond Fund

	Shares or Principal Amount	Value (US$)

SRI LANKA (3.9%)
Sri Lanka Government Bonds
Series A (LKR), 8.50%, 11/01/2015	$180,000,000	$1,352,037
Series B (LKR), 8.50%, 07/15/2018	273,000,000	2,071,788
Series A (LKR), 8.00%, 11/15/2018	24,000,000	179,671
(LKR), 11.20%, 07/01/2022	370,000,000	3,029,414
Series A (LKR), 11.40%, 01/01/2024	195,000,000	1,604,221
(USD), 6.13%, 06/03/2025 (a)	969,000	952,043

		9,189,174

THAILAND (4.8%)
Thailand Government Bond
(THB), 3.63%, 06/16/2023	5,000,000	150,518
(THB), 3.85%, 12/12/2025	100,000,000	3,090,958
(THB), 3.58%, 12/17/2027	100,000,000	2,947,615
(THB), 4.26%, 12/12/2037 (a)	120,000,000	3,718,161
(THB), 4.68%, 06/29/2044	40,000,000	1,309,486

		11,216,738

Total Government Bonds		94,574,451

GOVERNMENT AGENCIES (9.6%)
CHINA (2.2%)
China Railway Resources Huitung Ltd. (USD), 3.85%, 02/05/2023 (a)	1,101,000	1,102,030
CNOOC Finance 2013 Ltd. (USD), 3.00%, 05/09/2023	689,000	652,062
CRCC Yuxiang Ltd. (USD), 3.50%, 05/16/2023 (a)	652,000	636,612
Export-Import Bank of China (The) (CNH), 3.25%, 01/17/2021	5,000,000	800,555
Sinopec Capital 2013 Ltd., 144A (USD), 3.13%, 04/24/2023 (a)	1,600,000	1,539,349
Sinopec Group Overseas Development 2013 Ltd. (USD), 4.38%, 10/17/2023 (a)	400,000	417,459

		5,148,067

HONG KONG (0.5%)
CNPC General Capital Ltd.
(USD), 2.75%, 05/14/2019 (a)	200,000	200,302
(USD), 3.40%, 04/16/2023 (a)	950,000	928,325

		1,128,627

INDIA (2.5%)
NTPC Ltd. (USD), 5.63%, 07/14/2021 (a)	966,000	1,061,356
Power Grid Corp. of India Ltd., Series 37B (INR), 9.25%, 12/26/2016	41,250,000	652,220
Rural Electrification Corp. Ltd., Series 103A (INR), 9.35%, 10/19/2016	258,000,000	4,073,295

		5,786,871

INDONESIA (0.9%)
Pertamina Persero PT
(USD), 4.30%, 05/20/2023 (a)	900,000	866,430
(USD), 6.00%, 05/03/2042 (a)	200,000	183,760
Perusahaan Listrik Negara PT
(USD), 5.25%, 10/24/2042 (a)	731,000	632,315
(USD), 5.25%, 10/24/2042 (a)	400,000	346,000

		2,028,505

PHILIPPINES (0.2%)
Power Sector Assets & Liabilities Management Corp. (USD), 7.25%, 05/27/2019 (a)(e)	312,000	365,820

REPUBLIC OF SOUTH KOREA (0.9%)
Export-Import Bank of Korea (USD), 4.00%, 01/11/2017	50,000	51,889

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Asia Bond Fund

	Shares or Principal Amount	Value (US$)

Korea Expressway Corp. (USD), 1.88%, 10/22/2017 (a)	$250,000	$250,783
Korea Land & Housing Corp. (USD), 1.88%, 08/02/2017 (a)	500,000	501,151
Minera y Metalergica del Boleo SA de CV (USD), 2.88%, 05/07/2019 (a)	1,311,000	1,323,558

		2,127,381

SINGAPORE (2.4%)
Housing & Development Board
(SGD), 2.02%, 02/22/2016	3,000,000	2,196,520
(SGD), 1.83%, 11/21/2018 (a)	2,750,000	1,990,654
(SGD), 3.14%, 03/18/2021	2,000,000	1,502,899

		5,690,073

Total Government Agencies		22,275,344

REPURCHASE AGREEMENT (6.4%)
UNITED STATES (6.4%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2015, due 08/03/2015, repurchase price $14,743,000 collateralized by U.S. Treasury Note, maturing 06/30/2022; total market value of $15,038,900	14,743,000	14,743,000

Total Repurchase Agreement		14,743,000

Total Investments (Cost $232,298,642) (f)—96.4%		223,684,188

Other assets in excess of liabilities—3.6%		8,429,169

Net Assets—100.0%		$232,113,357

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2015.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	China A-Shares. These shares are issued in local currency, traded in the local stock markets and are held through a qualified foreign institutional investor license.
(e)	This security is government guaranteed.
(f)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

AUD	Australian Dollar
BDT	Bangladesh Taka
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
EUR	Euro Currency
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lanka Rupee
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Asia Bond Fund

At July 31, 2015, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)

United States Treasury Note 6%—2 year	UBS	39	09/30/2015	$14,441
United States Treasury Note 6%—5 year	UBS	(445)	09/30/2015	(191,005)
United States Treasury Note 6%—10 year	UBS	(37)	09/21/2015	(22,321)
United States Treasury Note 6%—Long Bond	UBS	(2)	09/21/2015	(4,692)

				$(203,577)

At July 31, 2015, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)

Chinese Yuan Renminbi Offshore/United States Dollar
11/09/2015	Credit Suisse	CNH	124,743,150	USD	19,900,000	$19,904,199	$4,199
11/09/2015	Royal Bank of Canada	CNH	28,320,750	USD	4,500,000	4,518,900	18,900
11/09/2015	State Street	CNH	3,757,200	USD	600,000	599,504	(496)
Malaysian Ringgit/United States Dollar
08/21/2015	Standard Chartered Bank	MYR	88,343,260	USD	23,300,000	23,067,782	(232,218)
Philippine Peso/United States Dollar
09/23/2015	Goldman Sachs	PHP	242,793,000	USD	5,300,000	5,293,731	(6,269)
09/23/2015	State Street	PHP	716,735,400	USD	15,800,000	15,627,322	(172,678)
Singapore Dollar/United States Dollar
08/25/2015	Standard Chartered Bank	SGD	16,999,920	USD	12,600,000	12,385,346	(214,654)
08/25/2015	State Street	SGD	10,255,255	USD	7,600,000	7,471,499	(128,501)
South Korean Won/United States Dollar
08/21/2015	Goldman Sachs	KRW	3,036,150,000	USD	2,700,000	2,593,892	(106,108)
08/21/2015	State Street	KRW	23,896,515,000	USD	21,500,000	20,415,647	(1,084,353)
12/03/2015	Goldman Sachs	KRW	2,922,100,000	USD	2,500,000	2,494,751	(5,249)
Thai Baht/United States Dollar
09/11/2015	Goldman Sachs	THB	99,948,500	USD	2,900,000	2,845,391	(54,609)
09/11/2015	Standard Chartered Bank	THB	371,178,300	USD	10,800,000	10,566,917	(233,083)

						$127,784,881	$(2,215,119)

Sale Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)

United States Dollar/Australian Dollar
10/15/2015	State Street	USD	2,500,000	AUD	3,384,186	$2,464,210	$35,790
United States Dollar/Chinese Yuan Renminbi Offshore
11/09/2015	State Street	USD	1,700,000	CNH	10,651,860	1,699,626	374
United States Dollar/Euro
01/07/2016	Goldman Sachs	USD	5,300,000	EUR	4,801,703	5,286,975	13,025

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen Asia Bond Fund

Sale Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)

United States Dollar/Japanese Yen
09/29/2015	State Street	USD	5,100,000	JPY	628,184,340	$5,072,590	$27,410
United States Dollar/Malaysian Ringgit
08/21/2015	Goldman Sachs	USD	1,641,000	MYR	6,167,699	1,610,481	30,519
08/21/2015	Standard Chartered Bank	USD	5,000,000	MYR	18,856,000	4,923,591	76,409
08/21/2015	State Street	USD	16,400,000	MYR	62,910,400	16,426,871	(26,871)
United States Dollar/Philippine Peso
09/23/2015	Standard Chartered Bank	USD	9,900,000	PHP	448,965,000	9,788,997	111,003
United States Dollar/Singapore Dollar
08/25/2015	Royal Bank of Canada	USD	8,900,000	SGD	11,991,294	8,736,296	163,704
United States Dollar/South Korean Won
08/21/2015	Credit Suisse	USD	1,200,000	KRW	1,384,440,000	1,182,777	17,223
08/21/2015	State Street	USD	6,100,000	KRW	6,771,136,000	5,784,824	315,176
12/03/2015	Goldman Sachs	USD	1,000,000	KRW	1,168,840,000	997,900	2,100
12/03/2015	State Street	USD	1,000,000	KRW	1,172,000,000	1,000,598	(598)
United States Dollar/Thai Baht
09/11/2015	BNP Paribas	USD	500,001	THB	17,631,250	501,937	(1,936)
09/11/2015	Standard Chartered Bank	USD	5,600,001	THB	190,411,200	5,420,736	179,265

						$70,898,409	$942,593

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)

CORPORATE BONDS (12.6%)
BRAZIL (2.5%)
Commercial Banks (0.4%)
Banco do Brasil SA (BRL), 9.75%, 07/18/2017 (a)	$420,000	$114,999

Engineering & Construction (0.1%)
OAS Investments GmbH (USD), 8.25%, 10/19/2019 (a)(b)	200,000	36,000

Iron/Steel (0.4%)
Vale Overseas Ltd.
(USD), 6.88%, 11/21/2036	95,000	88,607
(USD), 6.88%, 11/10/2039	26,000	23,975

		112,582

Oil, Gas & Consumable Fuels (1.6%)
Petrobras Global Finance BV
(USD), 7.88%, 03/15/2019	194,000	201,760
(USD), 5.75%, 01/20/2020	17,000	16,392
(USD), 6.88%, 01/20/2040	240,000	204,000
(USD), 6.85%, 06/05/2115	62,000	50,107

		472,259

		735,840

CHILE (1.1%)
Airlines (0.5%)
Latam Airlines 2015-1 Pass Through Trust A (USD), 4.20%, 08/15/2029 (a)	150,000	147,503

Retail (0.6%)
SACI Falabella (USD), 3.75%, 04/30/2023 (a)	200,000	196,542

		344,045

COLOMBIA (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Ecopetrol SA (USD), 7.38%, 09/18/2043	20,000	20,886
Pacific Rubiales Energy Corp. (USD), 5.38%, 01/26/2019 (a)	141,000	100,110

		120,996

INDIA (1.1%)
Commercial Banks (1.1%)
State Bank of India (USD), 3.25%, 04/18/2018 (a)	310,000	315,381

KAZAKHSTAN (1.3%)
Oil, Gas & Consumable Fuels (1.3%)
KazMunayGas National Co. JSC
(USD), 9.13%, 07/02/2018 (a)	130,000	146,763
(USD), 7.00%, 05/05/2020 (a)	240,000	255,600

		402,363

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)

MEXICO (1.5%)
Commercial Banks (0.6%)
BBVA Bancomer SA (USD), 6.75%, 09/30/2022 (a)	$150,000	$168,450

Holding Companies-Diversified Operations (0.7%)
Alfa SAB de CV (USD), 6.88%, 03/25/2044 (a)	200,000	207,000

Metals & Mining (0.2%)
Southern Copper Corp. (USD), 5.88%, 04/23/2045	68,000	62,289

		437,739

OMAN (0.6%)
Electric Utilities (0.6%)
Lamar Funding Ltd. (USD), 3.96%, 05/07/2025 (a)	200,000	193,750

RUSSIA (1.9%)
Commercial Banks (0.6%)
Alfa Bank OJSC Via Alfa Bond Issuance PLC (USD), 7.75%, 04/28/2021 (a)	200,000	199,500

Diversified Telecommunication Services (0.7%)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (USD), 7.75%, 02/02/2021 (a)	200,000	206,280

Oil & Gas Services (0.6%)
EDC Finance Ltd. (USD), 4.88%, 04/17/2020 (a)	200,000	178,000

		583,780

SOUTH AFRICA (0.7%)
Diversified Telecommunication Services (0.7%)
MTN Mauritius Investments Ltd. (USD), 4.76%, 11/11/2024 (a)	200,000	202,222

SUPRANATIONAL (0.7%)
Commercial Banks (0.7%)
African Export-Import Bank (USD), 5.75%, 07/27/2016 (a)	200,000	206,524

TURKEY (0.8%)
Commercial Banks (0.8%)
Turkiye Garanti Bankasi AS (USD), 5.25%, 09/13/2022 (a)	250,000	251,375

Total Corporate Bonds		3,794,015

GOVERNMENT BONDS (68.7%)
ARGENTINA (3.0%)
Argentina Bonar Bonds, Series X (USD), 7.00%, 04/17/2017	926,931	888,000

ARMENIA (1.0%)
Republic of Armenia (USD), 6.00%, 09/30/2020 (a)	290,000	285,983

BELARUS (0.6%)
Republic of Belarus (USD), 8.95%, 01/26/2018 (a)	190,000	190,684

BRAZIL (7.1%)
Brazil Notas do Tesouro Nacional
Series B (BRL), 6.00%, 08/15/2020 (c)	760,000	581,359
Series F (BRL), 10.00%, 01/01/2021	580,000	153,527
Series F (BRL), 10.00%, 01/01/2023	600,000	151,757
Series F (BRL), 10.00%, 01/01/2025	1,950,000	481,509

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)

Series B (BRL), 6.00%, 08/15/2030 (c)	$280,000	$208,088
Brazilian Government International Bond
(USD), 4.88%, 01/22/2021	140,000	144,480
(USD), 2.63%, 01/05/2023	230,000	200,100
(USD), 7.13%, 01/20/2037	206,000	224,540

		2,145,360

COLOMBIA (1.4%)
Colombia Government International Bond (USD), 5.63%, 02/26/2044	420,000	426,300

CROATIA (1.5%)
Croatia Government International Bond (USD), 6.63%, 07/14/2020 (a)	420,000	459,481

DOMINICAN REPUBLIC (3.8%)
Dominican Republic International Bond
(USD), 7.50%, 05/06/2021 (a)	270,000	301,725
(USD), 5.88%, 04/18/2024 (a)	150,000	156,375
(USD), 7.45%, 04/30/2044 (a)	360,000	387,000
(USD), 6.85%, 01/27/2045 (a)	300,000	304,500

		1,149,600

EGYPT (1.0%)
Egypt Government International Bond (USD), 5.88%, 06/11/2025 (a)	310,000	303,490

EL SALVADOR (1.4%)
El Salvador Government International Bond
(USD), 5.88%, 01/30/2025 (a)	140,000	132,125
(USD), 6.38%, 01/18/2027 (a)	280,000	266,840
(USD), 7.65%, 06/15/2035 (a)	35,000	34,956

		433,921

ETHIOPIA (2.0%)
Federal Democratic Republic of Ethiopia (USD), 6.63%, 12/11/2024 (a)	600,000	592,032

GEORGIA (1.4%)
Georgia Government International Bond (USD), 6.88%, 04/12/2021 (a)	400,000	421,840

GHANA (1.9%)
Republic of Ghana (USD), 8.13%, 01/18/2026 (a)	600,000	556,050

HONDURAS (1.0%)
Honduras Government International Bond (USD), 7.50%, 03/15/2024 (a)	290,000	313,925

INDONESIA (4.5%)
Indonesia Government International Bond
(USD), 5.88%, 03/13/2020 (a)	230,000	255,875
(USD), 4.88%, 05/05/2021 (a)	200,000	211,500
(USD), 6.63%, 02/17/2037 (a)	100,000	112,625
Indonesia Treasury Bond
Series FR71 (IDR), 9.00%, 03/15/2029	3,096,000,000	232,872
Series FR68 (IDR), 8.38%, 03/15/2034	7,761,000,000	548,764

		1,361,636

IRAQ (1.5%)
Republic of Iraq (USD), 5.80%, 01/15/2028 (a)	580,000	460,346

IVORY COAST (2.0%)
Ivory Coast Government International Bond
(USD), 6.38%, 03/03/2028 (a)(d)	200,000	191,950
(USD), 5.75%, 12/31/2032 (a)	440,000	403,871

		595,821

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)

JAMAICA (0.7%)
Jamaica Government International Bond (USD), 7.88%, 07/28/2045	$200,000	$198,500

KENYA (0.8%)
Kenya Government International Bond (USD), 6.88%, 06/24/2024 (a)	230,000	225,745

MEXICO (4.1%)
Mexican Bonos
Series M10 (MXN), 8.50%, 12/13/2018	3,490,000	240,279
Series M (MXN), 8.00%, 06/11/2020	2,080,000	143,632
Mexican Udibonos, Series S (MXN), 4.50%, 11/22/2035 (c)	2,145,094	154,041
Mexico Government International Bond (USD), 6.05%, 01/11/2040	610,000	704,550

		1,242,502

MONGOLIA (1.5%)
Development Bank of Mongolia LLC (USD), 5.75%, 03/21/2017 (a)(e)	210,000	201,600
Mongolia Government International Bond (USD), 5.13%, 12/05/2022 (a)	290,000	249,400

		451,000

MOZAMBIQUE (0.9%)
Mozambique EMATUM Finance 2020 BV (USD), 6.31%, 09/11/2020 (a)(e)	310,000	275,900

PARAGUAY (1.7%)
Republic of Paraguay (USD), 6.10%, 08/11/2044 (a)	500,000	518,750

PERU (2.7%)
Peru Government Bond (PEN), 7.84%, 08/12/2020	350,000	120,750
Peruvian Government International Bond
(PEN), 7.84%, 08/12/2020 (a)	730,000	251,850
(PEN), 6.95%, 08/12/2031 (a)	1,028,000	316,906
(PEN), 6.90%, 08/12/2037 (a)	360,000	109,332

		798,838

ROMANIA (1.2%)
Romanian Government International Bond (USD), 6.75%, 02/07/2022 (a)	310,000	365,800

RUSSIA (4.4%)
Russian Federal Bond - OFZ
Series 6207 (RUB), 8.15%, 02/03/2027	1,126,000	15,563
Series 6212 (RUB), 7.05%, 01/19/2028	43,958,000	547,425
Russian Foreign Bond - Eurobond
(USD), 4.88%, 09/16/2023 (a)	600,000	583,500
(USD), 5.88%, 09/16/2043 (a)	200,000	188,724

		1,335,212

RWANDA (0.8%)
Rwanda International Government Bond (USD), 6.63%, 05/02/2023 (a)	250,000	253,405

SERBIA (2.5%)
Republic of Serbia
(USD), 5.25%, 11/21/2017 (a)	200,000	207,190
(USD), 7.25%, 09/28/2021 (a)	480,000	540,000

		747,190

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)

SOUTH AFRICA (0.4%)
South Africa Government International Bond (USD), 5.88%, 05/30/2022	$100,000	$110,897

TANZANIA (0.7%)
Tanzania Government International Bond (USD), 6.40%, 03/09/2020 (a)(f)	200,000	199,250

TUNISIA (1.6%)
Banque Centrale de Tunisie SA (USD), 5.75%, 01/30/2025 (a)	500,000	483,750

TURKEY (3.5%)
Turkey Government International Bond
(USD), 6.25%, 09/26/2022	680,000	751,264
(USD), 6.75%, 05/30/2040	270,000	307,800

		1,059,064

UNITED ARAB EMIRATES (1.0%)
Emirate of Dubai Government International Bond
(USD), 7.75%, 10/05/2020 (a)	100,000	122,250
(USD), 5.25%, 01/30/2043 (a)	210,000	189,271

		311,521

URUGUAY (3.7%)
Uruguay Government International Bond
(UYU), 5.00%, 09/14/2018 (c)	8,198,858	286,387
(UYU), 4.25%, 04/05/2027 (c)	10,096,031	322,461
(USD), 5.10%, 06/18/2050	540,000	518,400

		1,127,248

VENEZUELA (0.4%)
Venezuela Government International Bond (USD), 7.75%, 10/13/2019 (a)	299,900	110,963

ZAMBIA (1.0%)
Republic of Zambia (USD), 8.97%, 07/30/2027 (a)	300,000	288,000

Total Government Bonds		20,688,004

GOVERNMENT AGENCIES (13.6%)
BRAZIL (1.3%)
Banco Nacional de Desenvolvimento Economico e Social
(USD), 6.50%, 06/10/2019 (a)	220,000	234,575
(USD), 5.50%, 07/12/2020 (a)	160,000	165,760

		400,335

CHILE (0.7%)
Empresa Nacional del Petroleo (USD), 4.38%, 10/30/2024 (a)	200,000	201,216

ECUADOR (0.9%)
EP PetroEcuador via Noble Sovereign Funding I Ltd. (USD), 5.91%, 09/24/2019 (a)(e)(f)	304,211	260,100

INDONESIA (2.2%)
Pertamina Persero PT
(USD), 4.88%, 05/03/2022 (a)	220,000	220,000
(USD), 6.00%, 05/03/2042 (a)	490,000	450,212

		670,212

KAZAKHSTAN (3.9%)
Kazakhstan Temir Zholy Finance BV (USD), 6.95%, 07/10/2042 (a)	750,000	674,475
KazMunayGas National Co. JSC (USD), 6.00%, 11/07/2044 (a)	620,000	499,633

		1,174,108

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)

MEXICO (2.7%)
Petroleos Mexicanos
(USD), 6.63%, 06/15/2038	$170,000	$179,775
(USD), 6.50%, 06/02/2041	340,000	355,368
(USD), 5.63%, 01/23/2046 (a)	300,000	282,690

		817,833

RUSSIA (0.7%)
Vnesheconombank Via VEB Finance PLC (USD), 6.90%, 07/09/2020 (a)	220,000	215,336

SOUTH AFRICA (0.8%)
Eskom Holdings SOC Ltd. (USD), 7.13%, 02/11/2025 (a)	240,000	242,544

VENEZUELA (0.4%)
Petroleos de Venezuela SA (USD), 8.50%, 11/02/2017 (a)	180,000	122,670

Total Government Agencies		4,104,354

REPURCHASE AGREEMENT (10.8%)
UNITED STATES (10.8%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2015, due 08/03/2015, repurchase price $3,233,000, collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $3,298,238	3,233,000	3,233,000

Total Repurchase Agreement		3,233,000

Total Investments (Cost $33,970,416) (g)—105.7%		31,819,373

Liabilities in excess of other assets—(5.7)%		(1,706,341)

Net Assets—100.0%		$30,113,032

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Security is in default.
(c)	Inflation linked security.
(d)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(e)	This security is government guaranteed.
(f)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2015.
(g)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

BRL	Brazilian Real
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	New Russian Ruble
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Fund

At July 31, 2015, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)

Brazilian Real/United States Dollar
08/28/2015	JPMorgan Chase	BRL	195,000	USD	59,688	$56,450	$(3,238)
Indian Rupee/United States Dollar
08/28/2015	Deutsche Bank	INR	37,296,000	USD	575,023	579,111	4,088
Mexican Peso/United States Dollar
10/16/2015	Citibank	MXN	520,000	USD	32,308	32,096	(212)
South African Rand/United States Dollar
10/16/2015	Citibank	ZAR	4,701,000	USD	366,378	366,934	556
						$1,034,591	$1,194

Sale Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)

United States Dollar/Brazilian Real
08/28/2015	Citibank	USD	335,059	BRL	1,068,000	$309,172	$25,887
08/28/2015	JPMorgan Chase	USD	1,375,743	BRL	4,323,000	1,251,450	124,293
United States Dollar/Indonesian Rupiah
08/28/2015	Citibank	USD	299,690	IDR	4,060,805,000	298,842	848
08/28/2015	Deutsche Bank	USD	199,135	IDR	2,718,392,000	200,051	(916)
United States Dollar/Mexican Peso
10/16/2015	Citibank	USD	180,274	MXN	2,866,000	176,898	3,376
United States Dollar/Peruvian Nouveau Sol
08/28/2015	Deutsche Bank	USD	754,599	PEN	2,420,000	756,427	(1,828)
United States Dollar/South African Rand
10/16/2015	Barclays Bank	USD	369,696	ZAR	4,701,000	366,934	2,762
						$3,359,774	$154,422

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

	Shares or Principal Amount	Value (US$)

CORPORATE BONDS (7.2%)
BRAZIL (7.2%)
Commercial Banks (2.3%)
Banco do Brasil SA (BRL), 9.75%, 07/18/2017 (a)	$965,000	$264,223

Oil, Gas & Consumable Fuels (4.9%)
Petrobras Global Finance BV (USD), 1.90%, 05/20/2016 (b)	570,000	561,450

		825,673

Total Corporate Bonds		825,673

GOVERNMENT BONDS (75.8%)
BRAZIL (9.7%)
Brazil Notas do Tesouro Nacional
Serie B (BRL), 6.00%, 08/15/2016 (c)	142,000	109,934
Series B (BRL), 6.00%, 08/15/2020 (c)	150,000	114,742
Series F (BRL), 10.00%, 01/01/2021	360,000	93,926
Series F (BRL), 10.00%, 01/01/2023	880,000	222,577
Series F (BRL), 10.00%, 01/01/2025	1,780,000	439,531
Series B (BRL), 6.00%, 08/15/2040 (c)	173,000	128,369

		1,109,079

COLOMBIA (4.0%)
Colombia Government International Bond
(COP), 7.75%, 04/14/2021	1,040,000,000	387,075
(COP), 4.38%, 03/21/2023	175,000,000	53,773
(COP), 9.85%, 06/28/2027	52,000,000	22,032

		462,880

INDIA (3.5%)
India Government Bond (INR), 8.12%, 12/10/2020	25,600,000	401,339

INDONESIA (10.7%)
Indonesia Treasury Bond
Series FR69 (IDR), 7.88%, 04/15/2019	3,196,000,000	233,897
Series FR59 (IDR), 7.00%, 05/15/2027	3,391,000,000	219,967
Series FR71 (IDR), 9.00%, 03/15/2029	3,708,000,000	278,905
Series FR54 (IDR), 9.50%, 07/15/2031	2,556,000,000	199,973
Series FR68 (IDR), 8.38%, 03/15/2034	4,197,000,000	296,761

		1,229,503

MALAYSIA (4.9%)
Malaysia Government Bond
Series 0112 (MYR), 3.42%, 08/15/2022	1,065,000	266,992
Series 0310 (MYR), 4.50%, 04/15/2030	1,100,000	292,755

		559,747

MEXICO (6.0%)
Mexican Bonos
Series M10 (MXN), 8.50%, 12/13/2018	1,460,000	100,518
Series M (MXN), 8.00%, 06/11/2020	2,780,000	191,970
Series M (MXN), 6.50%, 06/10/2021	2,200,000	142,443

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

	Shares or Principal Amount	Value (US$)

Series M30 (MXN), 8.50%, 11/18/2038	$675,000	$50,828
Series M (MXN), 7.75%, 11/13/2042	500,000	35,126
Mexican Udibonos, Series S (MXN), 4.50%, 11/22/2035 (c)	2,287,783	164,287

		685,172

PERU (4.3%)
Peruvian Government International Bond
(PEN), 5.20%, 09/12/2023 (a)	165,000	47,746
(PEN), 6.95%, 08/12/2031 (a)	1,465,000	451,622

		499,368

POLAND (3.8%)
Poland Government Bond
(PLN), 3.25%, 07/25/2025	1,090,000	296,853
Series 0429 (PLN), 5.75%, 04/25/2029	401,000	136,689

		433,542

ROMANIA (1.3%)
Romania Government Bond, Series 10Y (RON), 4.75%, 02/24/2025	575,000	154,200

RUSSIA (4.5%)
Russian Federal Bond - OFZ, Series 6212 (RUB), 7.05%, 01/19/2028	41,894,000	521,721

SOUTH AFRICA (8.1%)
South Africa Government Bond
Series R207 (ZAR), 7.25%, 01/15/2020	3,320,000	256,986
Series R186 (ZAR), 10.50%, 12/21/2026	1,350,000	124,251
Series 2030 (ZAR), 8.00%, 01/31/2030	2,560,000	192,027
Series R209 (ZAR), 6.25%, 03/31/2036	5,970,000	359,278

		932,542

THAILAND (3.1%)
Thailand Government Bond, Series ILB (THB), 1.20%, 07/14/2021 (a)(c)	12,877,546	353,260

TURKEY (9.5%)
Turkey Government Bond
Series 5YR (TRY), 9.00%, 03/08/2017	420,000	149,973
(TRY), 9.50%, 01/12/2022	805,000	290,498
(TRY), 8.80%, 09/27/2023	200,000	69,647
(TRY), 10.40%, 03/20/2024	1,290,000	491,821
(TRY), 9.00%, 07/24/2024	255,000	89,537

		1,091,476

URUGUAY (2.4%)
Uruguay Government International Bond
(UYU), 5.00%, 09/14/2018 (c)	6,021,526	210,333
(UYU), 4.25%, 04/05/2027 (c)	2,119,787	67,704

		278,037

Total Government Bonds		8,711,866

GOVERNMENT AGENCIES (13.2%)
MALAYSIA (4.4%)
Cagamas MBS Bhd, Series 4 (MYR), 3.90%, 05/29/2017	1,930,000	507,408

MEXICO (4.7%)
Petroleos Mexicanos
(MXN), 9.10%, 01/27/2020	3,590,000	246,581

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

	Shares or Principal Amount	Value (US$)

Series 13-2 (MXN), 7.19%, 09/12/2024	$2,800,000	$170,650
Series 14-2 (MXN), 7.47%, 11/12/2026	2,140,000	124,516

		541,747

RUSSIA (1.8%)
RZD Capital PLC (RUB), 8.30%, 04/02/2019 (a)	14,500,000	207,042

SOUTH AFRICA (2.3%)
Eskom Holdings SOC Ltd., Series 170 (ZAR), 13.50%, 08/01/2020	2,700,000	257,850

Total Government Agencies		1,514,047

REPURCHASE AGREEMENT (2.0%)
UNITED STATES (2.0%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2015, due 08/03/2015, repurchase price $230,000, collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $234,750	230,000	230,000

Total Repurchase Agreement		230,000

Total Investments (Cost $13,848,523) (d)—98.2%		11,281,586

Other assets in excess of liabilities—1.8%		207,324

Net Assets—100.0%		$11,488,910

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2015.
(c)	Inflation linked security.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

BRL	Brazilian Real
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	New Russian Ruble
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

At July 31, 2015, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)

Brazilian Real/United States Dollar
08/28/2015	Deutsche Bank	BRL	190,000	USD	59,264	$55,002	$(4,262)
Colombian Peso/United States Dollar
08/28/2015	Citibank	COP	944,827,000	USD	379,601	327,883	(51,718)
Hungarian Forint/United States Dollar
10/16/2015	Barclays Bank	HUF	57,003,000	USD	199,045	203,590	4,545
Indian Rupee/United States Dollar
08/28/2015	Deutsche Bank	INR	3,981,000	USD	61,378	61,814	436
Indonesian Rupiah/United States Dollar
08/28/2015	Deutsche Bank	IDR	1,720,000,000	USD	127,834	126,578	(1,256)
Malaysian Ringgit/United States Dollar
08/28/2015	Barclays Bank	MYR	1,056,000	USD	290,206	275,581	(14,625)
Mexican Peso/United States Dollar
10/16/2015	Citibank	MXN	4,306,000	USD	270,851	265,779	(5,072)
New Russian Ruble/United States Dollar
08/28/2015	JPMorgan Chase	RUB	2,046,000	USD	35,459	32,967	(2,492)
Peruvian Nouveau Sol/United States Dollar
08/28/2015	Deutsche Bank	PEN	359,000	USD	112,135	112,214	79
Polish Zloty/United States Dollar
10/16/2015	Deutsche Bank	PLN	2,903,000	USD	757,706	768,040	10,334
Romanian Leu/United States Dollar
10/16/2015	Goldman Sachs	RON	148,000	USD	36,476	36,850	374
Turkish Lira/United States Dollar
10/16/2015	UBS	TRY	146,000	USD	52,685	51,611	(1,074)
						$2,317,909	$(64,731)

Sale Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)

United States Dollar/Brazilian Real
08/28/2015	Citibank	USD	62,117	BRL	198,000	$57,318	$4,799
08/28/2015	JPMorgan Chase	USD	117,205	BRL	369,000	106,821	10,384
United States Dollar/Colombian Peso
08/28/2015	Deutsche Bank	USD	72,242	COP	192,080,000	66,658	5,584
United States Dollar/Indian Rupee
08/28/2015	Deutsche Bank	USD	106,317	INR	6,800,000	105,587	730
United States Dollar/Indonesian Rupiah
08/28/2015	Citibank	USD	125,461	IDR	1,700,000,000	125,106	355
08/28/2015	Deutsche Bank	USD	109,565	IDR	1,495,668,000	110,069	(504)
United States Dollar/Malaysian Ringgit
08/28/2015	Citibank	USD	166,927	MYR	640,000	167,018	(91)
United States Dollar/Mexican Peso
10/16/2015	Deutsche Bank	USD	17,771	MXN	285,000	17,591	180
United States Dollar/Peruvian Nouveau Sol
08/28/2015	Deutsche Bank	USD	610,540	PEN	1,958,000	612,019	(1,479)
United States Dollar/Polish Zloty
10/16/2015	Deutsche Bank	USD	6,040	PLN	23,000	6,085	(45)
United States Dollar/Romanian Leu
10/16/2015	Deutsche Bank	USD	10,795	RON	44,000	10,955	(160)
United States Dollar/South African Rand
10/16/2015	UBS	USD	184,762	ZAR	2,348,000	183,272	1,490
United States Dollar/Thai Baht
10/16/2015	Goldman Sachs	USD	163,623	THB	5,591,000	158,612	5,011
United States Dollar/Turkish Lira
10/16/2015	Deutsche Bank	USD	12,729	TRY	35,000	12,373	356
10/16/2015	UBS	USD	19,858	TRY	55,000	19,442	416
						$1,758,926	$27,026

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value (US$)

ASSET-BACKED SECURITIES (0.6%)
UNITED STATES (0.6%)
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (USD), 5.22%, 01/25/2042 (a)	$96,625	$99,881

Total Asset-Backed Securities		99,881

COMMERCIAL MORTGAGE-BACKED SECURITIES (5.4%)
UNITED STATES (5.4%)
Americold LLC Trust, Series 2010-ARTA, Class A2FL (USD), 1.69%, 01/14/2029 (a)(b)	93,200	93,323
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AMFL (USD), 0.83%, 12/10/2049 (a)(b)	10,000	9,887
Federal Home Loan Mortgage Association, Series 2014-81, Class DE (USD), 2.50%, 01/25/2034	46,109	46,965
Federal Home Loan Mortgage Corp.
Series 4443, Class BV (USD), 3.50%, 10/15/2029	29,342	31,281
Series 2510, Class ND (USD), 6.00%, 10/15/2032	32,861	36,935
Series 4462, Class VB (USD), 3.00%, 04/15/2035	35,000	34,704
Series 4384, Class LB (USD), 3.50%, 08/15/2043	40,000	41,947
Series 4480, Class QA (USD), 3.00%, 11/15/2043	34,811	36,121
Federal National Mortgage Association
Series 4405, Class CE (USD), 2.50%, 09/15/2039	44,730	45,628
Series 2015-12, Class BA (USD), 4.00%, 05/25/2040	64,243	69,007
Series 2015-16, Class JA (USD), 4.00%, 08/25/2040	34,576	37,124
Series 2015-15, Class HE (USD), 4.00%, 09/25/2041	33,951	36,779
Series 2015-56, Class MK (USD), 4.00%, 10/25/2041	35,000	37,625
FREMF Mortgage Trust, Series 2011-K10, Class B (USD), 4.62%, 11/25/2049 (a)(b)	50,000	53,772
GS Mortgage Securities Trust, Series 2015-GC30, Class AS (USD), 3.78%, 05/10/2050	42,000	42,650
JP Morgan Mortgage Trust, Series 14-IVR3, Class 2A1 (USD), 3.00%, 09/25/2044 (a)(b)	73,000	73,387
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class D (USD), 4.39%, 01/05/2035 (a)(b)	138,000	124,057
Wells Fargo Mortgage Backed Securities Trust, Series 2003-N, Class 1A1 (USD), 2.48%, 12/25/2033 (b)	13,060	12,985

		864,177

Total Commercial Mortgage-Backed Securities		864,177

RESIDENTIAL MORTGAGE-BACKED SECURITIES (6.7%)
UNITED STATES (6.7%)
BCAP LLC Trust
Series 2009-RR4, Class 3A1 (USD), 1.95%, 04/26/2037 (a)(b)	6,483	6,478
Series 2009-RR6, Class 3A1 (USD), 2.76%, 12/26/2037 (a)(b)	26,116	26,014
Series 2009-RR2, Class A1 (USD), 2.75%, 01/21/2038 (a)(b)	26,241	26,339
Federal Home Loan Mortgage Corp.
Pool # G13774 (USD), 5.50%, 12/01/2020	13,578	14,403
Series 3864, Class AB (USD), 4.00%, 06/15/2039	11,275	11,869
Series 4229, Class MA (USD), 3.50%, 05/15/2041	33,483	35,607
Series 4268, Class BP (USD), 4.25%, 08/15/2042	43,493	47,520
Pool # G07683 (USD), 4.00%, 03/01/2044	44,963	48,033
Pool # 849278 (USD), 3.07%, 04/01/2044 (b)	36,259	37,617
Federal National Mortgage Association
Pool # AO3007 (USD), 3.50%, 05/01/2027	15,371	16,257

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value (US$)

Pool # AQ4861 (USD), 3.50%, 11/01/2032	$40,593	$42,757
Series 2013-20, Class DL (USD), 4.00%, 03/25/2033	26,261	28,555
Series 2013-20, Class MC (USD), 4.00%, 03/25/2033	34,057	36,999
Series 2013-31, Class NL (USD), 4.00%, 04/25/2033	29,688	32,251
Series 2013-43, Class MB (USD), 3.50%, 05/25/2033	17,241	18,235
Pool # AL4052 (USD), 3.50%, 08/01/2033	42,182	44,427
Pool # AL6526 (USD), 3.50%, 03/01/2035	29,534	31,266
Pool # 891386 (USD), 5.50%, 10/01/2035	14,621	16,401
Pool # 889050 (USD), 6.00%, 05/01/2037	7,185	8,231
Pool # 995049 (USD), 5.50%, 02/01/2038	6,222	6,992
Pool # 929187 (USD), 5.50%, 03/01/2038	6,717	7,612
Pool # 995228 (USD), 6.50%, 11/01/2038	13,357	15,330
Pool # AI0108 (USD), 5.00%, 04/01/2041	14,783	16,641
Pool # AJ1422 (USD), 5.00%, 09/01/2041	18,885	20,877
Series 2013-15, Class EP (USD), 3.50%, 08/25/2042	24,013	25,589
Series 2012-120, Class PA (USD), 3.50%, 10/25/2042	27,901	29,505
Pool # AS3706 (USD), 3.50%, 11/01/2044	67,662	70,491
Pool # AS3935 (USD), 3.50%, 12/01/2044	95,751	99,755
Pool # AS4073 (USD), 4.00%, 12/01/2044	44,552	48,100
Pool # AS4337 (USD), 3.50%, 01/01/2045	62,665	65,305
Pool # AY6305 (USD), 3.50%, 02/01/2045	54,620	56,905
JP Morgan Re-Remic
Series 2009-8, Class A1 (USD), 4.70%, 04/20/2036 (a)(b)	12,340	12,452
Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/2037 (a)(b)	28,310	28,931
Series 2009-7, Class 17A1 (USD), 5.56%, 07/27/2037 (a)(b)	37,381	36,473

		1,070,217

Total Residential Mortgage-Backed Securities		1,070,217

CORPORATE BONDS (42.3%)
AUSTRALIA (1.5%)
Commercial Banks (0.9%)
Westpac Banking Corp.
(USD), 1.55%, 05/25/2018	80,000	79,775
(USD), 2.30%, 05/26/2020	60,000	59,939

		139,714

Energy Equipment & Services (0.6%)
APT Pipelines Ltd. (USD), 4.20%, 03/23/2025 (a)	98,000	96,068

		235,782

AUSTRIA (0.1%)
Building Materials (0.1%)
Wienerberger AG (EUR), 6.50%, 02/09/2021 (b)(c)	11,000	12,607

BRAZIL (1.1%)
Iron/Steel (1.1%)
Samarco Mineracao SA (USD), 4.13%, 11/01/2022 (a)	200,000	182,800

CANADA (2.9%)
Airlines (0.3%)
Air Canada (CAD), 7.63%, 10/01/2019 (a)	50,000	40,907

Commercial Banks (1.0%)
Bank of Nova Scotia (CAD), 2.87%, 06/04/2021	100,000	79,900
National Bank of Canada (CAD), 2.40%, 10/28/2019	100,000	78,763

		158,663

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value (US$)

Diversified Telecommunication Services (0.5%)
Rogers Communications, Inc. (CAD), 6.11%, 08/25/2040	$90,000	$81,765

Media (0.5%)
Shaw Communications, Inc. (CAD), 6.75%, 11/09/2039	90,000	84,296

Oil, Gas & Consumable Fuels (0.5%)
Canadian Natural Resources Ltd. (USD), 1.75%, 01/15/2018	81,000	80,333

Transportation (0.1%)
Canadian Pacific Railway Co. (USD), 4.80%, 08/01/2045	21,000	21,148

		467,112

COLOMBIA (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Ecopetrol SA (USD), 5.88%, 05/28/2045	73,000	63,691

FRANCE (1.8%)
Commercial Banks (0.4%)
Societe Generale SA (EUR), 9.38%, 09/04/2019 (a)(b)(c)	50,000	67,817

Electric Utilities (0.7%)
Electricite de France SA (USD), 5.25%, 01/29/2023 (a)(b)(c)	100,000	102,500

Government Development Banks (0.7%)
Agence Francaise de Developpement (EUR), 4.62%, 07/20/2016 (b)(c)	100,000	112,503

		282,820

GERMANY (1.4%)
Environmental Control (0.7%)
ALBA Group PLC & Co. KG (EUR), 8.00%, 05/15/2018 (a)	100,000	107,523

Leisure Time (0.7%)
Safari Holding Verwaltungs GmbH (EUR), 8.25%, 02/15/2021 (a)	100,000	116,409

		223,932

HONG KONG (0.7%)
Holding Companies-Diversified Operations (0.7%)
Hutchison Whampoa Europe Finance 13 Ltd. (EUR), 3.75%, 05/10/2018 (a)(b)(c)	100,000	113,120

INDONESIA (1.9%)
Coal (0.7%)
Indo Energy Finance II BV (USD), 6.38%, 01/24/2023 (a)	200,000	121,000

Transportation (1.2%)
Pelabuhan Indonesia II PT (USD), 4.25%, 05/05/2025 (a)	200,000	188,000

		309,000

IRELAND (0.4%)
Insurance (0.4%)
XLIT Ltd. (USD), 5.50%, 03/31/2045	65,000	62,249

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value (US$)

ITALY (0.6%)
Entertainment (0.6%)
Gamenet SpA (EUR), 7.25%, 08/01/2018 (a)	$100,000	$104,334

JERSEY (2.0%)
Insurance (2.0%)
Galaxy Bidco Ltd. (GBP), 6.38%, 11/15/2020 (a)	100,000	158,586
Hastings Insurance Group Finance PLC (GBP), 8.00%, 10/21/2020 (a)	100,000	165,382

		323,968

LUXEMBOURG (0.6%)
Diversified Telecommunication Services (0.6%)
Intelsat Jackson Holdings SA (USD), 5.50%, 08/01/2023	100,000	90,750

MEXICO (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Petroleos Mexicanos
(USD), 5.50%, 01/21/2021	95,000	102,817
(USD), 4.25%, 01/15/2025 (a)	30,000	29,220

		132,037

NETHERLANDS (5.4%)
Commercial Banks (1.6%)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (USD), 4.38%, 08/04/2025	250,000	251,153

Diversified Telecommunication Services (1.4%)
Bharti Airtel International Netherlands BV (EUR), 3.38%, 05/20/2021 (a)	100,000	115,591
Bite Finance International BV (EUR), 7.49%, 02/15/2018 (a)(b)	100,000	108,255

		223,846

Entertainment (0.7%)
PortAventura Entertainment Barcelona BV (EUR), 7.25%, 12/01/2020 (a)	100,000	114,249

Insurance (1.0%)
Aegon (EUR), 4.00%, 04/25/2044 (a)(b)	140,000	160,167

Real Estate (0.7%)
Vonovia Finance BV (EUR), 4.00%, 12/17/2021 (a)(b)(c)	100,000	110,731

		860,146

NIGERIA (1.2%)
Commercial Banks (1.2%)
Zenith Bank PLC (USD), 6.25%, 04/22/2019 (a)	200,000	189,760

SWEDEN (1.3%)
Commercial Banks (1.3%)
Nordea Bank AB (USD), 5.50%, 09/23/2019 (a)(b)(c)	200,000	200,750

UNITED KINGDOM (4.4%)
Diversified Telecommunication Services (0.2%)
British Telecommunications PLC (USD), 5.95%, 01/15/2018	20,000	22,029

Electric Utilities (1.3%)
SSE PLC (USD), 5.63%, 10/01/2017 (a)(b)(c)	200,000	209,000

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value (US$)

Food Products (0.9%)
Boparan Finance PLC (GBP), 5.25%, 07/15/2019 (a)	$100,000	$149,138

Insurance (1.0%)
Scottish Widows PLC (GBP), 5.50%, 06/16/2023 (a)	100,000	165,516

Oil, Gas & Consumable Fuels (1.0%)
KCA Deutag UK Finance PLC (USD), 7.25%, 05/15/2021 (a)	200,000	160,000

		705,683

UNITED STATES (13.8%)
Aerospace & Defense (0.5%)
United Technologies Corp. (USD), 1.78%, 05/04/2018 (d)	86,000	86,083

Auto Manufacturers (0.4%)
Harley-Davidson, Inc.
(USD), 3.50%, 07/28/2025	37,000	37,036
(USD), 4.63%, 07/28/2045	29,000	29,041

		66,077

Commercial Banks (2.0%)
Bank of America Corp., Series AA (USD), 6.10%, 03/17/2025 (b)(c)	75,000	74,662
JPMorgan Chase & Co.
Series V (USD), 5.00%, 07/01/2019 (b)(c)	70,000	68,432
(USD), 3.88%, 09/10/2024	130,000	128,399
Wells Fargo & Co. (USD), 4.10%, 06/03/2026	40,000	40,222

		311,715

Computers & Peripherals (0.4%)
Seagate HDD Cayman (USD), 4.88%, 06/01/2027 (a)	70,000	67,338

Diversified Financial Services (1.7%)
American Express Co. (USD), 4.05%, 12/03/2042	20,000	18,779
HSBC Finance Corp. (USD), 6.68%, 01/15/2021	100,000	116,748
Legg Mason, Inc.
(USD), 3.95%, 07/15/2024	50,000	51,047
(USD), 5.63%, 01/15/2044	20,000	21,156
National Rural Utilities Cooperative Finance Corp. (USD), 4.75%, 04/30/2043 (b)	65,000	64,772

		272,502

Diversified Telecommunication Services (0.5%)
Cisco Systems, Inc. (USD), 3.00%, 06/15/2022	30,000	30,238
Verizon Communications, Inc.
(USD), 6.55%, 09/15/2043	20,000	23,628
(USD), 5.01%, 08/21/2054	19,000	17,563

		71,429

Electric Utilities (0.5%)
Exelon Generation Co. LLC (USD), 2.95%, 01/15/2020	46,000	46,221
Ipalco Enterprises, Inc. (USD), 5.00%, 05/01/2018	35,000	36,684

		82,905

Energy Equipment & Services (2.5%)
Columbia Pipeline Group, Inc.
(USD), 2.45%, 06/01/2018 (a)	18,000	18,116
(USD), 3.30%, 06/01/2020 (a)	15,000	15,071
Energy Transfer Partners LP (USD), 5.20%, 02/01/2022	50,000	51,687

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value (US$)

Kinder Morgan Energy Partners LP (USD), 3.50%, 03/01/2021	$22,000	$21,331
Kinder Morgan, Inc. (USD), 5.55%, 06/01/2045	75,000	68,237
Sabine Pass Liquefaction LLC (USD), 6.25%, 03/15/2022	100,000	103,000
Williams Partners LP
(USD), 3.60%, 03/15/2022	90,000	86,841
(USD), 3.90%, 01/15/2025	32,000	29,863

		394,146

Food Products (0.6%)
Kraft Heinz Foods Co.
(USD), 3.50%, 07/15/2022 (a)	30,000	30,253
(USD), 6.75%, 03/15/2032	24,000	27,900
(USD), 7.13%, 08/01/2039 (a)	30,000	37,812

		95,965

Healthcare Providers & Services (0.4%)
Laboratory Corp. of America Holdings (USD), 4.70%, 02/01/2045	57,000	52,969
Quest Diagnostics, Inc. (USD), 4.70%, 03/30/2045	10,000	9,135

		62,104

Insurance (0.5%)
American International Group, Inc. (USD), 4.38%, 01/15/2055	80,000	72,513

Media (0.8%)
CBS Corp. (USD), 4.60%, 01/15/2045	40,000	36,071
CCO Safari II LLC
(USD), 4.46%, 07/23/2022 (a)	20,000	20,108
(USD), 6.48%, 10/23/2045 (a)	30,000	31,049
Comcast Corp. (USD), 6.95%, 08/15/2037	35,000	46,346

		133,574

Oil, Gas & Consumable Fuels (1.0%)
Blue Racer Midstream LLC / Blue Racer Finance Corp. (USD), 6.13%, 11/15/2022 (a)	30,000	30,525
Jones Energy Holdings LLC / Jones Energy Finance Corp. (USD), 6.75%, 04/01/2022	9,000	8,190
Marathon Petroleum Corp. (USD), 4.75%, 09/15/2044	80,000	74,387
Phillips 66 (USD), 4.88%, 11/15/2044	56,000	54,092

		167,194

Paper & Forest Products (0.3%)
International Paper Co. (USD), 5.15%, 05/15/2046	56,000	55,362

Retail (0.4%)
CVS Health Corp. (USD), 3.50%, 07/20/2022	43,000	43,919
Home Depot, Inc. (USD), 2.63%, 06/01/2022	19,000	18,790

		62,709

Semiconductors (0.6%)
Intel Corp. (USD), 4.90%, 07/29/2045	20,000	20,542
QUALCOMM, Inc. (USD), 4.80%, 05/20/2045	81,000	73,172

		93,714

Transportation (0.7%)
Penske Truck Leasing Co. LP/PTL Finance Corp. (USD), 3.38%, 02/01/2022 (a)	116,000	113,257

		2,208,587

Total Corporate Bonds		6,769,128

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value (US$)

MUNICIPAL BONDS (0.8%)
UNITED STATES (0.8%)
GEORGIA (0.4%)
Municipal Electric Authority of Georgia Revenue Bonds (Build America Bonds) (USD), 6.64%, 04/01/2057	$55,000	$66,698

ILLINOIS (0.4%)
Chicago Transit Authority Sales Tax Receipts Revenue Bonds (Build America Bonds), Series B (USD), 6.20%, 12/01/2040	55,000	59,330

		126,028

Total Municipal Bonds		126,028

GOVERNMENT BONDS (32.1%)
AUSTRALIA (1.8%)
Australia Government Bond (AUD), 4.50%, 04/15/2020 (a)	350,000	283,388

CANADA (1.2%)
Canadian Government Bond (CAD), 4.00%, 06/01/2017	230,000	187,376

FINLAND (0.2%)
Finland Government Bond (EUR), 3.50%, 04/15/2021 (a)	30,000	39,055

FRANCE (1.1%)
France Government Bond OAT
(EUR), 4.75%, 04/25/2035 (a)	50,000	84,156
(EUR), 4.50%, 04/25/2041 (a)	55,000	94,769

		178,925

GERMANY (2.7%)
Bundesobligation (EUR), 1.00%, 02/22/2019 (a)	99,000	113,231
Bundesrepublik Deutschland
(EUR), 2.50%, 01/04/2021 (a)	100,000	124,333
Series 98 (EUR), 4.75%, 07/04/2028 (a)	69,000	112,280
(EUR), 2.50%, 08/15/2046 (a)	55,000	78,567

		428,411

ITALY (2.9%)
Buoni Poliennali Del Tesoro
(EUR), 4.50%, 03/01/2026 (a)	223,000	305,428
(EUR), 5.75%, 02/01/2033	51,000	82,123
(EUR), 5.00%, 09/01/2040 (a)	49,000	75,576

		463,127

JAPAN (4.8%)
Japan Government Forty Year Bond (JPY), 1.40%, 03/20/2055	50,000,000	385,521
Japanese Government CPI Linked Bond (JPY), 0.10%, 03/10/2024 (e)	44,923,600	385,585

		771,106

MEXICO (3.1%)
Mexican Bonos (MXN), 10.00%, 12/05/2024	6,150,000	489,196

REPUBLIC OF IRELAND (1.7%)
Ireland Government Bond (EUR), 3.40%, 03/18/2024 (a)	214,000	280,315

SINGAPORE (2.6%)
Singapore Government Bond (SGD), 3.25%, 09/01/2020	540,000	415,672

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value (US$)

SPAIN (4.9%)
Spain Government Bond
(EUR), 4.80%, 01/31/2024 (a)	$516,000	$703,836
(EUR), 1.95%, 07/30/2030 (a)	38,000	39,389
(EUR), 5.15%, 10/31/2044 (a)	23,000	36,271

		779,496

SWEDEN (1.5%)
Svensk Exportkredit AB (USD), 2.88%, 11/14/2023 (a)(b)	200,000	200,436
Sweden Government Bond (SEK), 2.50%, 05/12/2025	325,000	43,833

		244,269

UNITED KINGDOM (3.6%)
United Kingdom Treasury Gilt
(GBP), 2.75%, 09/07/2024 (a)	50,000	83,571
(GBP), 4.25%, 12/07/2027 (a)	90,000	173,278
(GBP), 4.25%, 03/07/2036 (a)	40,000	80,217
(GBP), 4.25%, 09/07/2039 (a)	61,000	125,030
(GBP), 4.25%, 12/07/2049 (a)	50,000	109,771

		571,867

Total Government Bonds		5,132,203

U.S. TREASURIES (8.4%)
UNITED STATES (8.4%)
U.S. Treasury Bonds
(USD), 4.38%, 11/15/2039	183,100	232,423
(USD), 4.38%, 05/15/2040	10,000	12,708
(USD), 3.75%, 11/15/2043	10,000	11,643
(USD), 2.50%, 02/15/2045	35,000	31,910
U.S. Treasury Notes
(USD), 1.50%, 05/31/2019	130,000	131,056
(USD), 1.63%, 06/30/2019	100,000	101,242
(USD), 1.50%, 05/31/2020	528,000	527,505
(USD), 2.50%, 05/15/2024	75,000	77,080
(USD), 2.13%, 05/15/2025	210,000	208,556

		1,334,123

Total U.S. Treasuries		1,334,123

Total Investments (Cost $16,152,720) (f)—96.3%		15,395,757

Other assets in excess of liabilities—3.7%		596,401

Net Assets—100.0%		$15,992,158

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2015.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(e)	Inflation linked security.
(f)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Global Fixed Income Fund

CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

At July 31, 2015, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)

Australian Treasury Bond 6%-10 year	UBS	11	09/15/2015	$33,235
Euro BOBL Futures	UBS	6	09/08/2015	4,340
Euro BTP Futures	UBS	(4)	09/08/2015	(27,365)
Euro Bund Futures	UBS	8	09/08/2015	33,605
Euro OAT Futures	UBS	2	09/08/2015	9,464
Long Gilt Bond Future	UBS	(6)	09/28/2015	(28,965)
United States Treasury Note 6%—2 year	UBS	(5)	09/30/2015	(1,965)
United States Treasury Note 6%—5 year	UBS	4	09/30/2015	2,742
United States Treasury Note 6%—10 year	UBS	1	09/21/2015	373
United States Treasury Note 6%—10 year	UBS	(18)	09/21/2015	(11,183)
United States Treasury Note 6%—Long Bond	UBS	(2)	09/21/2015	(4,040)
United States Treasury Bond 6%—Ultra Long	UBS	(2)	09/21/2015	(16,192)
				$(5,951)

At July 31, 2015, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)

Australian Dollar/United States Dollar
10/16/2015	Barclays Bank	AUD	220,000	USD	163,522	$160,186	$(3,336)
British Pound / Euro
10/16/2015	Deutsche Bank	GBP	103,000	EUR	145,956	160,222	310
Czech Koruna/United States Dollar
10/16/2015	Deutsche Bank	CZK	660,000	USD	27,249	26,793	(456)
Danish Krone/United States Dollar
10/16/2015	UBS	DKK	412,000	USD	61,876	60,741	(1,135)
Euro/United States Dollar
10/16/2015	Deutsche Bank	EUR	100,000	USD	110,555	109,937	(618)
10/16/2015	JPMorgan Chase	EUR	31,000	USD	34,212	34,080	(132)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Global Fixed Income Fund

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)

10/16/2015	UBS	EUR	100,000	USD	108,724	$109,937	$1,213
Indian Rupee/United States Dollar
08/28/2015	Citibank	INR	11,918,000	USD	184,433	185,056	623
Japanese Yen/United States Dollar
10/16/2015	Barclays Bank	JPY	174,887,000	USD	1,431,323	1,412,589	(18,734)
10/16/2015	Citibank	JPY	2,733,000	USD	22,015	22,075	60
10/16/2015	Deutsche Bank	JPY	3,691,000	USD	29,817	29,813	(4)
10/16/2015	UBS	JPY	39,402,000	USD	324,941	318,256	(6,685)
Malaysian Ringgit/United States Dollar
08/28/2015	Deutsche Bank	MYR	140,000	USD	38,762	36,535	(2,227)
Mexican Peso/United States Dollar
10/16/2015	UBS	MXN	311,000	USD	19,565	19,196	(369)
New Zealand Dollar/United States Dollar
10/16/2015	Barclays Bank	NZD	36,000	USD	24,099	23,626	(473)
Norwegian Krone/United States Dollar
10/16/2015	Barclays Bank	NOK	206,000	USD	25,754	25,179	(575)
Polish Zloty/United States Dollar
10/16/2015	JPMorgan Chase	PLN	156,000	USD	41,490	41,272	(218)
South African Rand/United States Dollar
10/16/2015	Deutsche Bank	ZAR	631,000	USD	50,047	49,253	(794)
South Korean Won/United States Dollar
08/28/2015	Citibank	KRW	198,690,000	USD	178,839	169,723	(9,116)
08/28/2015	JPMorgan Chase	KRW	45,699,000	USD	41,774	39,036	(2,738)
Swedish Krona/United States Dollar
10/16/2015	UBS	SEK	4,030,000	USD	474,795	467,837	(6,958)
Swiss Franc/United States Dollar
10/16/2015	UBS	CHF	116,000	USD	124,319	120,360	(3,959)

						$3,621,702	$(56,321)

Sale Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)

United States Dollar/Australian Dollar
10/16/2015	Deutsche Bank	USD	25,510	AUD	35,000	$25,484	$26
10/16/2015	JPMorgan Chase	USD	277,943	AUD	376,000	273,772	4,171
United States Dollar/British Pound
10/16/2015	JPMorgan Chase	USD	206,047	GBP	133,000	207,595	(1,548)
10/16/2015	Royal Bank Of Canada	USD	32,648	GBP	21,000	32,778	(130)
United States Dollar/Canadian Dollar
10/16/2015	UBS	USD	143,875	CAD	183,000	139,863	4,012
United States Dollar/Euro
10/16/2015	Barclays Bank	USD	37,326	EUR	34,000	37,378	(52)
10/16/2015	Deutsche Bank	USD	96,019	EUR	86,000	94,545	1,474
10/16/2015	JPMorgan Chase	USD	41,239	EUR	38,000	41,776	(537)
10/16/2015	Royal Bank Of Canada	USD	64,135	EUR	59,000	64,863	(728)
10/16/2015	UBS	USD	27,572	EUR	25,000	27,484	88
United States Dollar/Indian Rupee
08/28/2015	Citibank	USD	183,750	INR	11,918,000	185,056	(1,306)
United States Dollar/Japanese Yen
10/16/2015	Deutsche Bank	USD	32,640	JPY	4,040,000	32,632	8
10/16/2015	Royal Bank Of Canada	USD	48,141	JPY	5,980,000	48,301	(160)

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen Global Fixed Income Fund

Sale Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)

United States Dollar/Mexican Peso
10/16/2015	JPMorgan Chase	USD	457,889	MXN	7,247,000	$447,306	$10,583
United States Dollar/Singapore Dollar
10/16/2015	Barclays Bank	USD	399,778	SGD	540,000	392,882	6,896
United States Dollar/Swedish Krona
10/16/2015	Deutsche Bank	USD	446,845	SEK	3,752,000	435,565	11,280

						$2,487,280	$34,077

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen High Yield Fund

	Shares or Principal Amount	Value (US$)

CORPORATE BONDS (84.8%)
CANADA (4.6%)
Airlines (0.3%)
Air Canada (USD), 7.75%, 04/15/2021 (a)	$20,000	$21,500

Metals & Mining (0.4%)
First Quantum Minerals Ltd. (USD), 6.75%, 02/15/2020 (a)	40,000	30,800

Oil, Gas & Consumable Fuels (1.9%)
MEG Energy Corp. (USD), 6.38%, 01/30/2023 (a)	75,000	66,750
Teine Energy Ltd. (USD), 6.88%, 09/30/2022 (a)	80,000	74,400

		141,150

Pharmaceutical (2.0%)
Valeant Pharmaceuticals International, Inc. (USD), 5.88%, 05/15/2023 (a)	145,000	150,786

		344,236

LUXEMBOURG (2.1%)
Diversified Telecommunication Services (1.1%)
Intelsat Jackson Holdings SA (USD), 5.50%, 08/01/2023	90,000	81,675

Iron/Steel (1.0%)
ArcelorMittal (USD), 6.13%, 06/01/2025	80,000	76,200

		157,875

NETHERLANDS (0.1%)
Semiconductors (0.1%)
Sensata Technologies BV (USD), 5.00%, 10/01/2025 (a)	10,000	9,800

REPUBLIC OF IRELAND (0.6%)
Pharmaceutical (0.6%)
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. (USD), 6.00%, 07/15/2023 (a)	41,000	42,640

SOUTH AFRICA (0.5%)
Paper & Forest Products (0.5%)
Sappi Papier Holding GmbH (USD), 7.50%, 06/15/2032 (a)	40,000	37,800

UNITED STATES (76.9%)
Aerospace & Defense (1.6%)
Kratos Defense & Security Solutions, Inc. (USD), 7.00%, 05/15/2019	48,000	43,260
TransDigm, Inc. (USD), 6.50%, 07/15/2024	45,000	45,225
Triumph Group, Inc. (USD), 5.25%, 06/01/2022	35,000	34,475

		122,960

Auto Parts & Equipment (2.3%)
Dana Holding Corp. (USD), 6.00%, 09/15/2023	105,000	108,150
Goodyear Tire & Rubber Co. (The) (USD), 6.50%, 03/01/2021	65,000	68,819

		176,969

Building Materials (2.3%)
Building Materials Corp. of America (USD), 5.38%, 11/15/2024 (a)	65,000	65,156

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen High Yield Fund

	Shares or Principal Amount	Value (US$)

Hardwoods Acquisition, Inc. (USD), 7.50%, 08/01/2021 (a)	$90,000	$85,500
Masco Corp. (USD), 6.50%, 08/15/2032	24,000	24,840

		175,496

Chemicals (3.9%)
Aruba Investments, Inc. (USD), 8.75%, 02/15/2023 (a)	70,000	71,750
Axiall Corp. (USD), 4.88%, 05/15/2023	45,000	43,313
Momentive Performance Materials, Inc. (USD), 3.88%, 10/24/2021	89,000	77,207
MPM Escrow LLC (USD), 8.88%, 10/15/2020	89,000	—
WR Grace & Co-Conn
(USD), 5.13%, 10/01/2021 (a)	50,000	50,500
(USD), 5.63%, 10/01/2024 (a)	50,000	51,000

		293,770

Coal (0.0%)
Alpha Natural Resources, Inc. (USD), 3.75%, 12/15/2017 (b)	100,000	3,000

COMMERCIAL BANKS (1.3%)
Bank of America Corp., Series AA (USD), 6.10%, 03/17/2025 (c)(d)	95,000	94,573
Commercial Services & Supplies (2.9%)
Constellis Holdings LLC / Constellis Finance Corp. (USD), 9.75%, 05/15/2020 (a)	30,000	28,650
Multi-Color Corp. (USD), 6.13%, 12/01/2022 (a)	50,000	51,000
Mustang Merger Corp. (USD), 8.50%, 08/15/2021 (a)	75,000	78,000
Service Corp. International/US (USD), 5.38%, 05/15/2024	47,000	49,820
United Rentals North America, Inc. (USD), 5.50%, 07/15/2025	15,000	14,344

		221,814

Distribution/Wholesale (1.5%)
LKQ Corp. (USD), 4.75%, 05/15/2023	115,000	109,537

Diversified Financial Services (4.9%)
Ally Financial, Inc. (USD), 5.13%, 09/30/2024	76,000	76,855
International Lease Finance Corp. (USD), 8.63%, 01/15/2022	60,000	73,800
Nationstar Mortgage LLC (USD), 6.50%, 06/01/2022	117,000	106,470
NewStar Financial, Inc. (USD), 7.25%, 05/01/2020 (a)	45,000	45,675
OneMain Financial Holdings, Inc.
(USD), 6.75%, 12/15/2019 (a)	10,000	10,550
(USD), 7.25%, 12/15/2021 (a)	55,000	57,337

		370,687

Diversified Telecommunication Services (6.6%)
CenturyLink, Inc., Series W (USD), 6.75%, 12/01/2023	60,000	60,150
Frontier Communications Corp.
(USD), 6.25%, 09/15/2021	30,000	27,675
(USD), 6.88%, 01/15/2025	40,000	34,050
Level 3 Financing, Inc. (USD), 5.38%, 05/01/2025 (a)	60,000	58,425
Qwest Corp. (USD), 6.88%, 09/15/2033	65,000	63,863
Sprint Communications, Inc. (USD), 11.50%, 11/15/2021	121,000	137,637
T-Mobile USA, Inc. (USD), 6.00%, 03/01/2023	110,000	114,675

		496,475

Electric Utilities (6.3%)
Calpine Corp.
(USD), 7.88%, 01/15/2023 (a)	39,000	41,852
(USD), 5.75%, 01/15/2025	40,000	39,000
DPL, Inc. (USD), 6.75%, 10/01/2019	35,000	37,538
Dynegy, Inc. (USD), 7.63%, 11/01/2024 (a)	75,000	77,438

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen High Yield Fund

	Shares or Principal Amount	Value (US$)

Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. (USD), 11.75%, 03/01/2022 (a)(b)	$15,869	$17,217
GenOn Energy, Inc. (USD), 9.88%, 10/15/2020	100,000	99,750
NRG Energy, Inc. (USD), 6.25%, 05/01/2024	165,000	162,112

		474,907

Electrical Components & Equipment (1.0%)
Belden, Inc. (USD), 5.25%, 07/15/2024 (a)	80,000	78,600

Energy Equipment & Services (1.9%)
PBF Logistics LP / PBF Logistics Finance Corp. (USD), 6.88%, 05/15/2023 (a)	5,000	4,987
Regency Energy Partners LP / Regency Energy Finance Corp. (USD), 4.50%, 11/01/2023	85,000	80,507
Sabine Pass Liquefaction LLC (USD), 5.63%, 04/15/2023	55,000	54,450

		139,944

Entertainment (3.2%)
MGM Resorts International (USD), 6.63%, 12/15/2021	115,000	121,469
Penn National Gaming, Inc. (USD), 5.88%, 11/01/2021	120,000	122,400

		243,869

Food Products (1.5%)
Kraft Heinz Foods Co. (USD), 7.13%, 08/01/2039 (a)	29,000	36,552
Post Holdings, Inc. (USD), 7.38%, 02/15/2022	73,000	74,642

		111,194

Healthcare Providers & Services (3.9%)
CHS/Community Health Systems, Inc. (USD), 6.88%, 02/01/2022	55,000	58,850
HCA, Inc. (USD), 4.75%, 05/01/2023	90,000	92,362
Tenet Healthcare Corp. (USD), 8.13%, 04/01/2022	125,000	140,235

		291,447

Home Builders (1.3%)
DR Horton, Inc. (USD), 5.75%, 08/15/2023	60,000	63,900
Standard Pacific Corp. (USD), 5.88%, 11/15/2024	35,000	35,962

		99,862

Household Products/Wares (0.9%)
Spectrum Brands, Inc. (USD), 5.75%, 07/15/2025 (a)	15,000	15,447
Sun Products Corp. (USD), 7.75%, 03/15/2021 (a)	55,000	49,913

		65,360

Information Technology Services (1.5%)
SunGard Data Systems, Inc. (USD), 6.63%, 11/01/2019	110,000	113,689

Internet (0.7%)
Cogent Communications Group, Inc. (USD), 5.38%, 03/01/2022 (a)	55,000	54,450

Iron/Steel (1.3%)
Steel Dynamics, Inc.
(USD), 5.13%, 10/01/2021	15,000	14,962
(USD), 5.50%, 10/01/2024	85,000	84,150

		99,112

Lodging (0.7%)
Boyd Gaming Corp. (USD), 6.88%, 05/15/2023	50,000	52,000

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen High Yield Fund

	Shares or Principal Amount	Value (US$)

Machinery-Diversified (0.8%)
Gardner Denver, Inc. (USD), 6.88%, 08/15/2021 (a)	$65,000	$57,688

Media (6.3%)
Cable One, Inc. (USD), 5.75%, 06/15/2022 (a)	75,000	76,688
Cablevision Systems Corp. (USD), 5.88%, 09/15/2022	85,000	80,538
CCO Safari II LLC
(USD), 4.46%, 07/23/2022 (a)	20,000	20,108
(USD), 4.91%, 07/23/2025 (a)	25,000	25,055
Mediacom Broadband LLC / Mediacom Broadband Corp. (USD), 6.38%, 04/01/2023	115,000	114,425
MHGE Parent LLC / MHGE Parent Finance, Inc. (USD), 8.50%, 08/01/2019 (a)	67,000	68,005
Sinclair Television Group, Inc. (USD), 5.63%, 08/01/2024 (a)	35,000	34,431
WideOpenWest Finance LLC / WideOpenWest Capital Corp. (USD), 13.38%, 10/15/2019	50,000	54,375

		473,625

Metals & Mining (1.8%)
Alcoa, Inc. (USD), 5.13%, 10/01/2024	55,000	55,275
Compass Minerals International, Inc. (USD), 4.88%, 07/15/2024 (a)	80,000	78,400

		133,675

Oil & Gas Services (0.4%)
Forbes Energy Services Ltd. (USD), 9.00%, 06/15/2019	45,000	32,963

Oil, Gas & Consumable Fuels (7.2%)
Approach Resources, Inc. (USD), 7.00%, 06/15/2021	83,000	70,342
Blue Racer Midstream LLC / Blue Racer Finance Corp. (USD), 6.13%, 11/15/2022 (a)	59,000	60,032
Carrizo Oil & Gas, Inc.
(USD), 7.50%, 09/15/2020	20,000	20,100
(USD), 6.25%, 04/15/2023	20,000	19,196
Chaparral Energy, Inc. (USD), 9.88%, 10/01/2020	45,000	30,488
CrownRock LP / CrownRock Finance, Inc. (USD), 7.13%, 04/15/2021 (a)	20,000	20,425
EP Energy LLC / Everest Acquisition Finance, Inc. (USD), 6.38%, 06/15/2023 (a)	29,000	27,115
Hilcorp Energy I LP / Hilcorp Finance Co. (USD), 5.75%, 10/01/2025 (a)	3,000	2,850
Oasis Petroleum, Inc. (USD), 6.88%, 03/15/2022	89,000	81,880
PBF Holding Co. LLC / PBF Finance Corp. (USD), 8.25%, 02/15/2020	55,000	58,025
Rex Energy Corp. (USD), 8.88%, 12/01/2020	40,000	32,400
Sanchez Energy Corp. (USD), 6.13%, 01/15/2023	75,000	60,750
Sunoco LP / Sunoco Finance Corp. (USD), 6.38%, 04/01/2023 (a)	55,000	56,513
Thunderbird Resources Equity, Inc. (USD), 9.00%, 03/02/2018 (b)(e)	367,000	—

		540,116

Packaging & Containers (2.7%)
Owens-Brockway Glass Container, Inc.
(USD), 5.00%, 01/15/2022 (a)	40,000	40,000
(USD), 5.38%, 01/15/2025 (a)	40,000	39,700
Paperworks Industries, Inc. (USD), 9.50%, 08/15/2019 (a)	65,000	65,650
Sealed Air Corp. (USD), 5.25%, 04/01/2023 (a)	55,000	55,825

		201,175

Real Estate Investment Trust (REIT) Funds (2.0%)
Corrections Corp. of America (USD), 4.63%, 05/01/2023	75,000	74,062
Crown Castle International Corp.
(USD), 4.88%, 04/15/2022	16,000	16,419
(USD), 5.25%, 01/15/2023	55,000	57,613

		148,094

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen High Yield Fund

	Shares or Principal Amount	Value (US$)

Retail (1.9%)
Landry’s, Inc. (USD), 9.38%, 05/01/2020 (a)	$55,000	$58,987
Neiman Marcus Group Ltd., LLC, PIK (USD), 8.75%, 10/15/2021 (a)	80,000	85,800

		144,787

Semiconductors (1.1%)
Micron Technology, Inc. (USD), 5.25%, 01/15/2024 (a)	85,000	81,600

Software (1.0%)
First Data Corp. (USD), 12.63%, 01/15/2021	65,000	75,238

Textiles (0.1%)
Springs Industries, Inc. (USD), 6.25%, 06/01/2021	5,000	4,975

Transportation (0.1%)
XPO Logistics, Inc. (USD), 7.88%, 09/01/2019 (a)	10,000	10,688

		5,794,339

Total Corporate Bonds		6,386,690

PREFERRED STOCKS (0.3%)
UNITED STATES (0.3%)
Ally Financial, Inc., Preferred Shares (USD), 7.00%, 08/31/2015 (a)(c)	25	25,385

Total Preferred Stocks		25,385

REPURCHASE AGREEMENT (12.5%)
UNITED STATES (12.5%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2015, due 08/03/2015, repurchase price $946,000 collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $968,344	946,000	946,000

Total Repurchase Agreement		946,000

Total Investments (Cost $7,864,229) (f)—97.6%		7,358,075

Other assets in excess of liabilities—2.4%		178,855

Net Assets—100.0%		$7,536,930

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Security is in default.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2015.
(e)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of July 31, 2015.
(f)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

PIK	Payment In Kind
USD	U.S. Dollar

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen High Yield Fund

At July 31, 2015, the Fund held the following credit default swaps:

Buy Protection:

Counterparty	Expiration Date	Notional Amount	Swap Details	Unrealized Appreciation/ (Depreciation)	Implied Credit Spread*

JP Morgan Chase	03/20/2020	115,000	Receive: Transocean, Inc., 04/15/18, 7.38% Pay: Fixed rate equal to 5.00%	$(1,158)	7.45%
Barclays Bank	09/20/2018	55,000	Receive: Bombardier, Inc., 01/05/34, 7.45% Pay: Fixed rate equal to 5.00%	(920)	13.56%

				$(2,078)

At July 31, 2015, the Fund held the following centrally cleared credit default swaps:

Sell Protection:

Counterparty	Expiration Date	Notional Amount	Swap Details	Unrealized Appreciation/ (Depreciation)	Implied Credit Spread*

Barclays Bank	06/20/2020	579,150	Pay: CDX North American High Yield 24 Receive: Fixed rate equal to 5.00%	$3,217	3.53%

*	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swaps agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default swap with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value (US$)

MUNICIPAL BONDS (98.7%)
Alaska (1.2%)
City of Valdez Revenue Bonds Pipelines Project, Series B, 5.00%, 01/01/2021	$1,000,000	$1,131,590

California (12.8%)
Brea Redevelopment Agency Tax Allocation Refunding Bonds, Series A, 0.00%, 08/01/2025(a)	1,000,000	636,600
California Educational Facilities Authority Revenue Bonds (California Institute of Technology), 5.00%, 11/01/2039	1,000,000	1,127,390
Los Angeles Community College District General Obligation Unlimited Bonds, Series A, 5.50%, 08/01/2025	1,000,000	1,171,680
M-S-R Energy Authority Gas Revenue Bonds, Series B, 6.13%, 11/01/2029	500,000	611,395
M-S-R Energy Authority Revenue Bonds, Series A, 6.50%, 11/01/2039	500,000	651,920
San Francisco City & County Public Utilities Commission Revenue Bonds, Series F, 5.00%, 11/01/2024	300,000	351,384
Santa Clara Unified School District General Obligation Unlimited Bonds, 5.00%, 07/01/2026	465,000	524,241
State of California General Obligation Unlimited Bonds, Series A,
5.00%, 07/01/2022	1,100,000	1,146,409
5.00%, 03/01/2026	2,000,000	2,051,120
Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/2029	1,000,000	1,121,350
University of California Revenue Bonds, Series Q, 5.25%, 05/15/2029	2,320,000	2,534,275

		11,927,764

Colorado (1.1%)
Colorado Health Facilities Authority Revenue Bonds (Evangelical Lutheran Good Samaritan Society), 5.00%, 12/01/2042	1,000,000	1,040,950

Florida (2.6%)
City of Tampa Revenue Bonds (Baycare Health Care System), Series A, 4.00%, 11/15/2033	1,000,000	1,031,110
CityPlace Community Development District, Special Assessment & Revenue Refunding Bonds, 5.00%, 05/01/2019	1,000,000	1,077,910
Volusia County Educational Facility Authority Revenue Bonds, Series B, 5.00%, 10/15/2023	250,000	288,825

		2,397,845

Georgia (4.4%)
Burke County Development Authority Pollution Control Revenue (Transmission Corp. Vogtle Project), 1.30%, 01/01/2052(b)	1,000,000	1,002,150
Burke County Development Authority Revenue Bonds (Georgia Power Company Plant Vogtle Project), 1.75%, 12/01/2049(b)	1,000,000	1,010,240
Cherokee County General Obligation Unlimited Bonds, 5.00%, 04/01/2021	500,000	572,580
Forsyth County General Obligation Unlimited Bonds, Series A, 5.00%, 03/01/2028	100,000	113,964
Municipal Electric Authority of Georgia Revenue Bonds
Prerefunded/Escrowed to Maturity, Series V, 6.60%, 01/01/2018	355,000	383,116
Unrefunded, Series V, 6.60%, 01/01/2018	1,005,000	1,064,767

		4,146,817

Illinois (0.6%)
Illinois Finance Authority Revenue Bonds (Carle Foundation), Series A, 6.00%, 08/15/2041	500,000	588,780

Kentucky (1.2%)
County of Carroll Pollution Control Revenue Bonds (Utilities Company Project), Series C, 0.22%, 10/01/2032(b)	1,200,000	1,111,978

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value (US$)

Louisiana (3.2%)
East Baton Rouge Parish Sales Tax Revenue Bonds (Road & Street Improvement), 5.00%, 08/01/2024	$540,000	$621,054
Saint Charles Parish Revenue Bonds (Valero Energy Corp.), 4.00%, 12/01/2040(b)	1,250,000	1,347,725
Saint John The Baptist Parish Revenue Bonds (Marathon Oil), Series A, 5.13%, 06/01/2037	1,000,000	1,044,800

		3,013,579

Massachusetts (6.0%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Series D
5.50%, 10/01/2016	1,000,000	1,059,090
5.50%, 10/01/2018	2,000,000	2,281,540
5.50%, 08/01/2019	1,000,000	1,169,550
Massachusetts Development Finance Agency Revenue Bonds (Boston Medical Center)
Series C, 5.00%, 07/01/2017	500,000	539,235
Unrefunded, Series C, 5.00%, 07/01/2017	500,000	534,410

		5,583,825

Michigan (1.1%)
Grand Rapids Building Authority Revenue Bonds, 5.00%, 08/01/2020	900,000	1,032,813

Minnesota (0.6%)
University of Minnesota Revenue Bonds, Series A, 5.25%, 04/01/2029	500,000	569,125

Nebraska (0.9%)
Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3), 5.00%, 09/01/2021	750,000	840,645

New Hampshire (3.6%)
New Hampshire Business Finance Authority Pollution Control Refunding Revenue Bonds (United Illuminating Company Project), Series A, 0.38%, 10/01/2033(b)	1,230,000	1,129,012
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College), 5.25%, 06/01/2039	1,000,000	1,120,170
New Hampshire Health & Education Facilities Authority Revenue Bonds (University Systems), Series A, 5.00%, 07/01/2023	1,000,000	1,129,830

		3,379,012

New Jersey (3.5%)
New Jersey Economic Development Authority Revenue Bonds (School Facilities Conservation), Series BB, 5.25%, 09/01/2024	2,000,000	2,125,460
New Jersey State Turnpike Authority Revenue Bonds, Prerefunded/Escrowed to Maturity, Series C, 6.50%, 01/01/2016	40,000	41,014
New Jersey Transportation Trust Fund Authority Revenue Bonds (Transportation System), Series A, 5.75%, 06/15/2017	1,000,000	1,066,250

		3,232,724

New York (8.2%)
Nassau County Local Economic Assistance Corp. Revenue Bonds (Catholic Health Services), 5.00%, 07/01/2030	1,000,000	1,122,840
New York State Dormitory Authority Revenue Bonds (State University Dormitory Facilities), Series A, 5.00%, 07/01/2039	2,500,000	2,768,450
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	1,160,000	1,435,048
Oneida County Industrial Development Agency Revenue Bonds (Hamilton College Civic Facilities), 5.00%, 09/15/2027	1,000,000	1,116,670
Tompkins County Industrial Development Agency Revenue Bonds (Cornell University Civic Facilities), Series A, 5.25%, 07/01/2030	1,000,000	1,161,780

		7,604,788

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value (US$)

North Dakota (1.1%)
City of Grand Forks, Health Care System Revenue Bonds (Altru Health System Obligated Group), 4.50%, 12/01/2032	$1,000,000	$1,019,240

Ohio (1.5%)
Jobs Ohio Beverage System Revenue Bonds, Series A, 5.00%, 01/01/2018	500,000	544,665
Ohio Air Quality Development Authority Revenue Bonds, Prerefunded, Series A, 5.75%, 06/01/2033(b)	800,000	825,048

		1,369,713

Pennsylvania (7.7%)
Montgomery County Industrial Development Authority Health System Revenue Bonds, Series A, 5.00%, 01/15/2022	250,000	276,320
Pennsylvania Beaver County Industrial Development Authority Revenue Bonds, 3.50%, 04/01/2041(b)	1,000,000	1,006,150
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pennsylvania), Series A, 5.00%, 09/01/2019	800,000	920,808
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/2029	4,100,000	4,987,732

		7,191,010

Puerto Rico (1.7%)
Puerto Rico Sales Tax Financing Corp. Revenue Bonds
Series C, 5.00%, 08/01/2022	750,000	483,900
Series A, 0.00%, 08/01/2054(a)	15,875,000	1,096,645

		1,580,545

Rhode Island (0.8%)
Tobacco Settlement Financing Corp. Revenue Bonds, Series B, 4.50%, 06/01/2045	750,000	721,373

South Carolina (0.4%)
University of South Carolina Revenue Bonds, Series A, 5.00%, 06/01/2030	350,000	385,560

Tennessee (0.6%)
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	500,000	574,315

Texas (26.5%)
City of Houston General Obligation Limited Bonds (Public Improvement), Series A, 5.00%, 03/01/2030	1,575,000	1,760,189
Dallas Area Rapid Transit Revenue Bonds
5.00%, 12/01/2036	730,000	773,136
Unrefunded, 5.00%, 12/01/2036	520,000	545,204
Dallas/Fort Worth International Airport Revenue Bonds, Joint Revenue Refunding Bonds, Series B, 5.00%, 11/01/2020	1,000,000	1,166,900
Fort Bend Independent School District General Obligation Unlimited Bonds, Prerefunded/Escrowed to Maturity, 5.00%, 02/15/2018	2,300,000	2,542,466
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	5,325,000	6,665,728
Lower Colorado River Authority Revenue Bonds, Prerefunded/Escrowed to Maturity, Series B, 6.00%, 01/01/2017	1,245,000	1,338,587
Matagorda County Navigation District No. 1 Revenue Bonds, Series B-1, 4.00%, 06/01/2030	1,000,000	1,001,290
SA Energy Acquisition Public Facility Corp. Revenue Bonds (Gas Supply), 5.25%, 08/01/2016	500,000	520,050
State of Texas General Obligation Unlimited Bonds (Transportation Commission)
Prerefunded, 5.00%, 04/01/2020	95,000	101,760
Unrefunded, 5.00%, 04/01/2020	2,405,000	2,580,300
State of Texas General Obligation Unlimited Bonds (Water Financial Assistance), Series C, 5.25%, 08/01/2018	1,050,000	1,183,067

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value (US$)

State of Texas Transportation Commission Revenue Bonds, 5.00%, 04/01/2027	$1,500,000	$1,608,030
Texas A&M University Revenue Bonds (Financing System), Series A, 5.00%, 05/15/2025	1,065,000	1,210,628
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	500,000	599,850
University of North Texas Revenue Bonds (Financing System), Series A, 5.00%, 04/15/2028	1,000,000	1,129,540

		24,726,725

Washington (6.2%)
City of Seattle Water System Revenue Bonds, 5.00%, 02/01/2026	1,000,000	1,102,510
County of King General Obligation Limited Bonds, 5.00%, 01/01/2025	2,000,000	2,181,660
State of Washington General Obligation Unlimited Bonds
Series R-2010A, 5.00%, 01/01/2022	2,000,000	2,247,840
Series C, 5.00%, 01/01/2026	200,000	220,074

		5,752,084

West Virginia (0.6%)
West Virginia Economic Development Authority Revenue Bonds, Unrefunded, Series A, 1.90%, 03/01/2040(b)	550,000	547,294

Wisconsin (0.6%)
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Aurora Health Care), Series A, 5.00%, 07/15/2028	500,000	548,645

Total Municipal Bonds		92,018,739

REPURCHASE AGREEMENT (0.4%)
United States (0.4%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2015, due 08/03/2015, repurchase price $323,000, collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $334519	323,000	323,000

Total Repurchase Agreement		323,000

Total Investments (Cost $85,599,500) (c)—99.1%		92,341,739

Other assets in excess of liabilities—0.9%		880,990

Net Assets—100.0%		$93,222,729

(a)	Issued with a zero coupon.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2015.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

	Shares or Principal Amount	Value (US$)

ASSET-BACKED SECURITIES (0.7%)
AUSTRALIA (0.2%)
SMART Trust, Series 2012-4US, Class A3B (USD), 0.74%, 03/14/2017 (a)	$11,788	$11,777

UNITED STATES (0.5%)
Santander Drive Auto Receivables Trust, Series 2011-1, Class D (USD), 4.01%, 02/15/2017	42,864	42,907

Total Asset-Backed Securities		54,684

CORPORATE BONDS (83.3%)
AUSTRALIA (1.3%)
Commercial Banks (1.3%)
Westpac Banking Corp. (USD), 0.71%, 11/25/2016 (a)	100,000	100,256

BELGIUM (1.9%)
Beverages (1.9%)
Anheuser-Busch InBev Finance, Inc. (USD), 0.49%, 01/27/2017 (a)	150,000	149,715

CANADA (7.4%)
Commercial Banks (5.0%)
Bank of Montreal (USD), 0.81%, 07/15/2016 (a)	100,000	100,333
Bank of Nova Scotia (USD), 0.76%, 06/11/2018 (a)	100,000	100,082
Royal Bank of Canada (USD), 0.62%, 01/23/2017 (a)	100,000	100,075
Toronto-Dominion Bank (The) (USD), 0.74%, 09/09/2016 (a)	100,000	100,334

		400,824

Oil, Gas & Consumable Fuels (2.4%)
Canadian Natural Resources Ltd. (USD), 1.75%, 01/15/2018	40,000	39,671
Total Capital Canada Ltd. (USD), 0.67%, 01/15/2016 (a)	150,000	150,226

		189,897

		590,721

GERMANY (1.9%)
Auto Manufacturers (1.9%)
Daimler Finance North America LLC (USD), 1.45%, 08/01/2016 (b)	150,000	150,598

LUXEMBOURG (1.2%)
Pharmaceutical (1.2%)
Actavis Funding SCS (USD), 1.16%, 09/01/2016 (a)	100,000	100,033

NETHERLANDS (1.2%)
Oil, Gas & Consumable Fuels (1.2%)
Shell International Finance BV (USD), 0.48%, 11/15/2016 (a)	100,000	100,126

SWITZERLAND (0.9%)
Metals & Mining (0.9%)
Glencore Funding LLC (USD), 1.70%, 05/27/2016 (b)	75,000	74,970

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

	Shares or Principal Amount	Value (US$)

UNITED KINGDOM (4.8%)
Commercial Banks (2.3%)
Abbey National Treasury Services PLC (USD), 4.00%, 04/27/2016	$100,000	$102,208
Royal Bank of Scotland Group PLC (USD), 2.55%, 09/18/2015	85,000	85,144

		187,352

Oil, Gas & Consumable Fuels (1.2%)
BP Capital Markets PLC (USD), 0.70%, 11/07/2016 (a)	100,000	100,125

Pharmaceutical (1.3%)
GlaxoSmithKline Capital, Inc. (USD), 0.70%, 03/18/2016	100,000	100,147

		387,624

UNITED STATES (62.7%)
Auto Manufacturers (3.1%)
Ford Motor Credit Co. LLC (USD), 5.63%, 09/15/2015	100,000	100,536
PACCAR Financial Corp. (USD), 1.45%, 03/09/2018	100,000	100,036
Toyota Motor Credit Corp. (USD), 0.61%, 01/12/2018 (a)	50,000	49,923

		250,495

Commercial Banks (10.0%)
Bank of America Corp. (USD), 1.50%, 10/09/2015	150,000	150,213
Capital One Financial Corp. (USD), 1.00%, 11/06/2015	100,000	100,029
Citigroup, Inc. (USD), 1.30%, 11/15/2016	100,000	100,010
HSBC USA, Inc. (USD), 0.73%, 03/03/2017 (a)	100,000	99,824
JPMorgan Chase & Co. (USD), 0.90%, 02/26/2016 (a)	150,000	150,208
Morgan Stanley (USD), 1.88%, 01/05/2018	100,000	100,318
Wells Fargo & Co. (USD), 0.58%, 06/02/2017 (a)	100,000	99,705

		800,307

Diversified Financial Services (6.4%)
American Express Credit Corp. (USD), 1.30%, 07/29/2016	100,000	100,380
General Electric Capital Corp.
(USD), 1.15%, 05/09/2016 (a)	25,000	25,155
(USD), 0.94%, 07/12/2016 (a)	100,000	100,508
John Deere Capital Corp., Series FIX (USD), 1.05%, 10/11/2016	100,000	100,348
National Rural Utilities Cooperative Finance Corp. (USD), 0.95%, 04/24/2017	40,000	39,977
Santander Holdings USA, Inc. (USD), 3.00%, 09/24/2015	149,000	149,142

		515,510

Diversified Telecommunication Services (2.8%)
Cisco Systems, Inc. (USD), 0.59%, 06/15/2018 (a)	100,000	99,800
Verizon Communications, Inc. (USD), 1.82%, 09/15/2016 (a)	125,000	126,440

		226,240

Electric Utilities (9.4%)
Dayton Power & Light Co. (The) (USD), 1.88%, 09/15/2016	35,000	35,175
Dominion Gas Holdings LLC (USD), 1.05%, 11/01/2016	120,000	119,976
Dominion Resources, Inc. (USD), 1.25%, 03/15/2017	125,000	124,742
Duke Energy Corp. (USD), 0.66%, 04/03/2017 (a)	100,000	99,807
Duke Energy Indiana, Inc. (USD), 0.64%, 07/11/2016 (a)	130,000	130,053
Exelon Corp. (USD), 1.55%, 06/09/2017	50,000	50,023
Georgia Power Co., Series Z (USD), 5.25%, 12/15/2015	75,000	76,032
NextEra Energy Capital Holdings, Inc. (USD), 1.59%, 06/01/2017	100,000	100,259
Xcel Energy, Inc. (USD), 1.20%, 06/01/2017	20,000	20,002

		756,069

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

	Shares or Principal Amount	Value (US$)

Electronics (1.8%)
Thermo Fisher Scientific, Inc. (USD), 1.30%, 02/01/2017	$145,000	$144,682

Energy Equipment & Services (1.2%)
Kinder Morgan, Inc. (USD), 2.00%, 12/01/2017	100,000	99,493

Food Products (2.5%)
JM Smucker Co. (USD), 1.75%, 03/15/2018 (b)	100,000	100,047
WM Wrigley Jr Co. (USD), 1.40%, 10/21/2016 (b)	100,000	100,225

		200,272

Gas Utilities (0.7%)
Sempra Energy (USD), 2.30%, 04/01/2017	55,000	55,730

Healthcare Providers & Services (3.0%)
UnitedHealth Group, Inc. (USD), 0.74%, 01/17/2017 (a)	100,000	100,084
Ventas Realty LP (USD), 1.25%, 04/17/2017	145,000	144,394

		244,478

Insurance (6.6%)
Berkshire Hathaway Finance Corp. (USD), 0.95%, 08/15/2016	150,000	150,427
MetLife, Inc. (USD), 1.90%, 12/15/2017	25,000	25,197
New York Life Global Funding (USD), 1.13%, 03/01/2017 (b)	100,000	100,135
Principal Life Global Funding II (USD), 1.00%, 12/11/2015 (b)	150,000	150,247
Transatlantic Holdings, Inc. (USD), 5.75%, 12/14/2015	100,000	101,728

		527,734

Media (1.9%)
NBCUniversal Enterprise, Inc. (USD), 0.83%, 04/15/2016 (a)(b)	150,000	150,274

Oil, Gas & Consumable Fuels (3.7%)
Chevron Corp. (USD), 1.37%, 03/02/2018	100,000	99,875
Devon Energy Corp. (USD), 0.83%, 12/15/2016 (a)	100,000	98,918
Exxon Mobil Corp. (USD), 1.31%, 03/06/2018	100,000	100,118

		298,911

Pharmaceutical (7.0%)
AbbVie, Inc.
(USD), 1.20%, 11/06/2015	100,000	100,114
(USD), 1.80%, 05/14/2018	100,000	99,727
Baxalta, Inc. (USD), 1.06%, 06/22/2018 (a)(b)	100,000	100,195
Cardinal Health, Inc. (USD), 1.95%, 06/15/2018	100,000	100,170
McKesson Corp. (USD), 0.68%, 09/10/2015 (a)	100,000	99,994
Mylan, Inc. (USD), 1.80%, 06/24/2016	65,000	65,257

		565,457

Retail (1.3%)
CVS Health Corp. (USD), 1.20%, 12/05/2016	100,000	100,268

Software (1.3%)
Oracle Corp. (USD), 0.48%, 07/07/2017 (a)	100,000	100,007

		5,035,927

Total Corporate Bonds		6,689,970

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

	Shares or Principal Amount	Value (US$)

U.S. AGENCIES (11.0%)
UNITED STATES (11.0%)
Federal Home Loan Bank
(USD), 0.00%, 11/04/2015 (c)	$200,000	$199,948
(USD), 0.63%, 11/23/2016	200,000	200,192
Federal Home Loan Mortgage Corp.
(USD), 0.00%, 10/26/2015 (c)	188,000	187,974
(USD), 0.00%, 11/16/2015 (c)	171,000	170,950
(USD), 0.00%, 12/14/2015 (c)	130,000	129,943

		889,007

Total U.S. Agencies		889,007

U.S. TREASURIES (4.4%)
UNITED STATES (4.4%)
U.S. Treasury Notes
(USD), 0.50%, 06/30/2016 (d)	50,000	50,086
(USD), 0.63%, 10/15/2016	300,000	300,703

		350,789

Total U.S. Treasuries		350,789

Total Investments (Cost $7,980,254) (e)—99.4%		7,984,450

Other assets in excess of liabilities—0.6%		49,939

Net Assets—100.0%		$8,034,389

(a)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2015.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Issued with a zero coupon.
(d)	A security or a portion of the security was used to cover the margin requirement for futures contracts.
(e)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

USD	U.S. Dollar

At July 31, 2015, the Fund held the following futures contracts:

Futures Contract	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation

United States Treasury Note 6%—2 year	UBS	(6)	09/30/2015	$(670)

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen Diversified Alternatives Fund

	Shares or Principal Amount	Value

MUTUAL FUNDS (80.9%)
Alternative Investment (59.1%)
Aberdeen Equity Long-Short Fund, Institutional Class (a)	1,853,342	$19,812,228
AQR Managed Futures Strategy Fund, Class I	1,081,338	11,689,261
Arbitrage Event Driven Fund, Institutional Class	1,860,406	17,655,255
BlackRock Global Long/Short Equity Fund, Institutional Class	1,531,418	18,254,505
Boston Partners Long/Short Research Fund, Institutional Class	1,370,919	21,331,491
Gotham Neutral Fund, Institutional Class	845,159	8,316,363

		97,059,103

Fixed Income Funds (21.8%)
Aberdeen Asia Bond Fund, Institutional Class (a)	870,439	8,512,893
Eaton Vance Floating-Rate Fund, Class I	1,530,117	13,633,342
Nuveen Preferred Securities Fund, Institutional Class	794,705	13,621,251

		35,767,486

Total Mutual Funds		132,826,589

EXCHANGE TRADED FUNDS (14.7%)
Equity Funds (14.7%)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	287,303	12,247,727
First Trust Health Care AlphaDEX Fund (b)	170,933	11,903,774

		24,151,501

Total Exchange Traded Funds		24,151,501

REPURCHASE AGREEMENT (5.2%)
Repuchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2015, due 08/03/2015, repurchase price $8,556,000, collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $8,732,700	$8,556,000	8,556,000

Total Repurchase Agreement		8,556,000

Total Investments (Cost $165,297,034) (c)—100.8%		165,534,090

Liabilities in excess of other assets—(0.8)%		(1,365,501)

Net Assets—100.0%		$164,168,589

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ETF	Exchange-Traded Fund

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen Diversified Income Fund

	Shares or Principal Amount	Value

MUTUAL FUNDS (64.1%)
Equity Fund (3.8%)
Aberdeen International Equity Fund, Institutional Class (a)	65,946	$915,335

Fixed Income Funds (60.3%)
Aberdeen Asia Bond Fund, Institutional Class (a)	118,648	1,160,382
Aberdeen Global High Income Fund, Class I (a)	243,106	2,161,208
Aberdeen Total Return Bond Fund, Class I (a)	109,235	1,436,445
Eaton Vance Floating-Rate Fund, Class I	380,975	3,394,487
Nuveen Preferred Securities Fund, Institutional Class	241,779	4,144,087
Oppenheimer International Bond Fund, Class Y	381,282	2,203,809

		14,500,418

Total Mutual Funds		15,415,753

EXCHANGE TRADED FUNDS (33.2%)
Equity Funds (29.1%)
ETRACS Alerian MLP Infrastructure Index ETN	23,484	800,570
iShares Global Healthcare ETF	15,670	1,768,516
iShares Global Infrastructure ETF	37,622	1,535,354
Vanguard High Dividend Yield ETF	42,734	2,907,194

		7,011,634

Real Estate Investment Trust (REIT) Funds (4.1%)
iShares Cohen & Steers REIT ETF	10,362	987,395

Total Exchange Traded Funds		7,999,029

REPURCHASE AGREEMENT (3.0%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2015, due 08/03/2015, repurchase price $723,000, collateralized by U.S. Treasury Bond, maturing 08/15/2043; total market value of $740,000	$723,000	723,000

Total Repurchase Agreement		723,000

Total Investments (Cost $24,143,820) (b)—100.3%		24,137,782

Liabilities in excess of other assets—(0.3)%		(72,109)

Net Assets—100.0%		$24,065,673

(a)	Investment in affiliate.
(b)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ETF	Exchange-Traded Fund
ETN	Exchange Traded Note
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen Dynamic Allocation Fund

	Shares or Principal Amount	Value

MUTUAL FUNDS (57.0%)
Alternative Investment (5.4%)
AQR Managed Futures Strategy Fund, Class I	122,495	$1,324,167

Equity Funds (20.3%)
Aberdeen Emerging Markets Fund, Institutional Class (a)	52,454	691,864
Aberdeen International Equity Fund, Institutional Class (a)	84,885	1,178,202
Aberdeen Small Cap Fund, Institutional Class (a)(b)	71,785	1,987,019
Tortoise MLP & Pipeline Fund, Institutional Class	74,032	1,104,564

		4,961,649

Fixed Income Funds (31.3%)
Aberdeen Asia Bond Fund, Institutional Class (a)	98,613	964,436
Aberdeen Global High Income Fund, Class I (a)	106,784	949,314
Aberdeen Total Return Bond Fund, Class I (a)	92,595	1,217,630
Eaton Vance Floating-Rate Fund, Class I	141,884	1,264,182
Nuveen Preferred Securities Fund, Institutional Class	130,441	2,235,755
Oppenheimer International Bond Fund, Class Y	172,159	995,078

		7,626,395

Total Mutual Funds		13,912,211

EXCHANGE TRADED FUNDS (40.4%)
Equity Funds (35.3%)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	41,467	1,767,738
First Trust Health Care AlphaDEX Fund (b)	22,827	1,589,672
iShares Core S&P 500 ETF	4,709	997,178
iShares Russell Midcap ETF	13,272	2,268,450
WisdomTree Europe Hedged Equity Fund	31,032	1,990,393

		8,613,431

Real Estate Investment Trust (REIT) Funds (5.1%)
iShares Cohen & Steers REIT ETF	13,230	1,260,687

Total Exchange Traded Funds		9,874,118

REPURCHASE AGREEMENT (2.6%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2015, due 08/03/2015, repurchase price $642,000, collateralized by U.S. Treasury Bond, maturing 08/15/2043; total market value of $659,063	$642,000	642,000

Total Repurchase Agreement		642,000

Total Investments (Cost $23,174,043) (c)—100.0%		24,428,329

Liabilities in excess of other assets—0.0%		(1,142)

Net Assets—100.0%		$24,427,187

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments (unaudited)

July 31, 2015

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Funds (the “Trust” and each of its series a “Fund,” or collectively, the “Funds”) in the preparation of their financial statements. The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Trust’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Open-end mutual funds are valued at the respective net asset value as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Exchange-traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at last bid if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

Notes to Statements of Investments (unaudited) (continued)

July 31, 2015

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by a pricing committee (“Pricing Committee”), taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Trust’s Board of Trustees. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.

Forward foreign currency contracts	Forward exchange rate quotations.

Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Funds’ investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Please refer to the Statements of Investments for a detailed breakout of the security types:

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Investments, at Value
Aberdeen Asia-Pacific (ex-Japan) Equity Fund
Investments in Securities
Common Stocks	51,906,981	1,297,642,475	—	1,349,549,456
Preferred Stocks	—	71,072,134	—	71,072,134

	51,906,981	1,368,714,609	—	1,420,621,590

Notes to Statements of Investments (unaudited) (continued)

July 31, 2015

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Investments, at Value
Aberdeen Asia-Pacific Smaller Companies Fund
Investments in Securities
Common Stocks	9,906,744	11,137,288	115,958	21,159,990
Warrants	6,427	—	—	6,427
Repurchase Agreement	—	139,000	—	139,000

	9,913,171	11,276,288	115,958	21,305,417

Investments, at Value
Aberdeen China Opportunities Fund
Investments in Securities
Common Stocks	3,580,838	14,178,930	284,274	18,044,042
Repurchase Agreement	—	293,000	—	293,000

	3,580,838	14,471,930	284,274	18,337,042

Investments, at Value
Aberdeen Emerging Markets Fund
Investments in Securities
Common Stocks	2,386,040,388	6,001,653,936	—	8,387,694,324
Preferred Stocks	239,012,416	363,391,387	—	602,403,803
Repurchase Agreement	—	172,532,000	—	172,532,000

	2,625,052,804	6,537,577,323	—	9,162,630,127

Investments, at Value
Aberdeen Equity Long-Short Fund
Investments in Securities
Common Stocks—Long Positions	216,560,665	—	—	216,560,665
Repurchase Agreement	—	38,576,000	—	38,576,000
Common Stocks—Short Positions	(88,322,603)	—	—	(88,322,603)
Exchange Traded Funds—Short Positions	(8,632,999)	—	—	(8,632,999)

	119,605,063	38,576,000	—	158,181,063

Investments, at Value
Aberdeen European Equity Fund
Investments in Securities
Common Stocks	8,809	5,825,897	—	5,834,706

	8,809	5,825,897	—	5,834,706

Investments, at Value
Aberdeen Global Equity Fund
Investments in Securities
Common Stocks	40,515,226	44,751,608	—	85,266,834
Preferred Stocks	5,280,963	1,055,059	—	6,336,022
Repurchase Agreement	—	3,329,000	—	3,329,000

	45,796,189	49,135,667	—	94,931,856

Investments, at Value
Aberdeen Global Natural Resources Fund
Investments in Securities
Common Stocks	7,912,354	7,164,718	—	15,077,072
Preferred Stocks	328,293	—	—	328,293

	8,240,647	7,164,718	—	15,405,365

Notes to Statements of Investments (unaudited) (continued)

July 31, 2015

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Investments, at Value
Aberdeen Global Small Cap Fund
Investments in Securities
Common Stocks	53,681,531	60,606,354	—	114,287,885
Preferred Stocks	3,093,591	—	—	3,093,591
Repurchase Agreement	—	266,000	—	266,000

	56,775,122	60,872,354	—	117,647,476

Investments, at Value
Aberdeen International Equity Fund
Investments in Securities
Common Stocks	88,345,570	631,999,123	—	720,344,693
Preferred Stocks	57,894,070	8,867,237	—	66,761,307

	146,239,640	640,866,360	—	787,106,000

Investments, at Value
Aberdeen Latin American Equity Fund
Investments in Securities
Common Stocks	3,016,382	—	—	3,016,382
Preferred Stocks	31,421	—	—	31,421

	3,047,803	—	—	3,047,803

Investments, at Value
Aberdeen Small Cap Fund
Investments in Securities
Common Stocks	303,324,211	—	—	303,324,211
Repurchase Agreement	—	10,474,000	—	10,474,000

	303,324,211	10,474,000	—	313,798,211

Investments, at Value
Aberdeen U.S. Equity Fund
Investments in Securities
Common Stocks	387,583,365	—	—	387,583,365
Repurchase Agreement	—	741,000	—	741,000

	387,583,365	741,000	—	388,324,365

Investments, at Value
Aberdeen Asia Bond Fund
Investments in Securities
Corporate Bonds	—	92,091,393	—	92,091,393
Government Bonds	—	94,574,451	—	94,574,451
Government Agencies	—	22,275,344	—	22,275,344
Repurchase Agreement	—	14,743,000	—	14,743,000
Other Financial Instruments
Assets
Futures Contracts	14,441	—	—	14,441
Forward Foreign Currency Exchange Contracts	—	995,097	—	995,097
Liabilities
Futures Contracts	(218,018)	—	—	(218,018)
Forward Foreign Currency Exchange Contracts	—	(2,267,623)	—	(2,267,623)

	(203,577)	222,411,662	—	222,208,085

Investments, at Value
Aberdeen Emerging Markets Debt Fund
Investments in Securities
Corporate Bonds	—	3,794,015	—	3,794,015
Government Bonds	—	20,688,004	—	20,688,004
Government Agencies	—	4,104,354	—	4,104,354
Repurchase Agreement	—	3,233,000	—	3,233,000
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	161,810	—	161,810
Liabilities
Forward Foreign Currency Exchange Contracts	—	(6,194)	—	(6,194)

	—	31,974,989	—	31,974,989

Notes to Statements of Investments (unaudited) (continued)

July 31, 2015

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Investments, at Value
Aberdeen Emerging Markets Debt Local Currency Fund
Investments in Securities
Corporate Bonds	—	825,673	—	825,673
Government Bonds	—	8,711,866	—	8,711,866
Government Agencies	—	1,514,047	—	1,514,047
Repurchase Agreement	—	230,000	—	230,000
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	45,073	—	45,073
Liabilities
Forward Foreign Currency Exchange Contracts	—	(82,778)	—	(82,778)

	—	11,243,881	—	11,243,881

Investments, at Value
Aberdeen Global Fixed Income Fund
Investments in Securities
Asset-Backed Securities	—	99,881	—	99,881
Commercial Mortgage-Backed Securities	—	864,177	—	864,177
Residential Mortgage-Backed Securities	—	1,070,217	—	1,070,217
Corporate Bonds	—	6,769,128	—	6,769,128
Municipal Bonds	—	126,028	—	126,028
Government Bonds	—	5,132,203	—	5,132,203
U.S. Treasuries	—	1,334,123	—	1,334,123
Other Financial Instruments
Assets
Futures Contracts	83,759	—	—	83,759
Forward Foreign Currency Exchange Contracts	—	40,744	—	40,744
Liabilities
Futures Contracts	(89,710)	—	—	(89,710)
Forward Foreign Currency Exchange Contracts	—	(62,988)	—	(62,988)

	(5,951)	15,373,513	—	15,367,562

Investments, at Value
Aberdeen High Yield Fund
Investments in Securities
Corporate Bonds	—	6,386,690	—	6,386,690
Preferred Stocks	—	25,385	—	25,385
Repurchase Agreement	—	946,000	—	946,000
Other Financial Instruments
Assets
Credit Default Swaps Contracts	—	—	—	—
Centrally Cleared Credit Default Swaps Contracts	—	3,217	—	3,217
Liabilities
Credit Default Swaps Contracts	—	(2,078)	—	(2,078)

	—	7,359,214	—	7,359,214

Investments, at Value
Aberdeen Tax-Free Income Fund
Investments in Securities
Municipal Bonds	—	92,018,739	—	92,018,739
Repurchase Agreement	—	323,000	—	323,000

	—	92,341,739	—	92,341,739

Investments, at Value
Aberdeen Ultra-Short Duration Bond Fund
Investments in Securities
Asset-Backed Securities	—	54,684	—	54,684
Corporate Bonds	—	6,689,970	—	6,689,970
U.S. Agencies	—	889,007	—	889,007
U.S. Treasuries	—	350,789	—	350,789
Other Financial Instruments
Liabilities
Futures Contracts	(670)	—	—	(670)

	(670)	7,984,450	—	7,983,780

Notes to Statements of Investments (unaudited) (continued)

July 31, 2015

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Investments, at Value
Aberdeen Diversified Alternatives Fund
Investments in Securities
Mutual Funds	132,826,589	—	—	132,826,589
Exchange Traded Funds	24,151,501	—	—	24,151,501
Repurchase Agreement	—	8,556,000	—	8,556,000

	165,490,983	8,556,000	—	174,046,983

Investments, at Value
Aberdeen Diversified Income Fund
Investments in Securities
Mutual Funds	15,415,753	—	—	15,415,753
Exchange Traded Funds	7,999,029	—	—	7,999,029
Repurchase Agreement	—	723,000	—	723,000

	23,414,782	723,000	—	24,137,782

Investments, at Value
Aberdeen Dynamic Allocation Fund
Investments in Securities
Mutual Funds	13,912,211	—	—	13,912,211
Exchange Traded Funds	9,874,118	—	—	9,874,118
Repurchase Agreement	—	642,000	—	642,000

	23,786,329	642,000	—	24,428,329

Amounts listed as “–” are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets close and the time the Fund values such foreign securities. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended July 31, 2015, several Funds had transfers between Level 1 and Level 2 because there was a valuation factor applied at July 31, 2015 not applied at a prior period end or a valuation factor applied at a prior period end not applied at July 31, 2015. For the period ended July 31, 2015 there have been no significant changes to the fair valuation methodologies. The following is a summary of Funds which had significant transfers:

Fund	Transfer from Level 1	Transfer from Level 2

Aberdeen Asia-Pacific (ex-Japan) Equity Fund	$24,585,564	$3,313,154
Aberdeen Asia-Pacific Smaller Companies Fund*	$1,984,394	$4,229,686
Aberdeen China Opportunities Fund**	$412,118	$1,562,810
Aberdeen Emerging Markets Fund	$92,799,018	$276,073,141
Aberdeen European Equity Fund	$265,509	$—
Aberdeen Global Small Cap Fund	$4,845,210	$11,967,727

*	During the period ended July 31, 2015 the security issued by Gujarat Gas Co. LTD in the Aberdeen Asia-Pacific Smaller Companies Fund, for the amount of $115,958, transferred from Level 1 to Level 3 as the security was not being actively priced and was fair valued by the Fund’s Pricing Committee using the last available trade price with no adjustment.
**	During the period ended July 31, 2015 the Aberdeen China Opportunities Fund purchased shares of Hangzhou Hikvision Digital Technology Co. Ltd., A Shares. Subsequent to that purchase, $284,274 was transferred from Level 1 to Level 3 as the security was not being actively priced and was fair valued by the Fund’s Pricing Committee using the last available trade price with no adjustment.

Notes to Statements of Investments (unaudited) (continued)

July 31, 2015

b. Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is each Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Funds may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on individual repurchase agreements, see the Statements of Investments.

c. Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

d. Foreign Currency Translation

Foreign currency amounts are translated into U.S. Dollars at the current rate of exchange as of the Valuation Time to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service.

e. Rights Issues and Warrants

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally on a short term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

f. Short Sales

During the period, the Equity Long-Short Fund engaged in short-selling of portfolio securities, which obligates the Fund to replace any security that it has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the

Notes to Statements of Investments (unaudited) (continued)

July 31, 2015

Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will segregate or earmark cash, other liquid assets and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

g. Credit-Linked Notes

The Asia Bond Fund invests in credit-linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

h. Mortgage Dollar Rolls

Certain Funds may invest in mortgage dollar rolls. Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund could potentially receive gains on the difference between the current sales price and the lower price for the future purchase as well as any interest earned on the proceeds of the initial sale. At the time the Fund enters into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. For accounting purposes, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date.

Notes to Statements of Investments (unaudited) (continued)

July 31, 2015

2. Investments in Affiliated Issuers

The Funds’ adviser or an affiliate serves as the adviser to certain underlying funds. A summary of the Funds’ investments in securities of these underlying funds for the period ended July 31, 2015 is set forth below:

Diversified Alternatives Fund

Fund	10/31/2014 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	07/31/2015 Share Balance	07/31/2015 Market Value

Aberdeen Global High Income Fund	212,963	$8,668	2,169,758	$(76,170)	$8,668	$—	$—
Aberdeen Equity Long-Short Fund	433,337	15,283,385	—	—	1,135,640	1,853,342	19,812,228
Aberdeen Asia Bond Fund	411,229	5,524,994	964,097	(11,309)	51,763	870,439	8,512,893

Total		20,817,047	3,133,855	(87,479)	1,196,071		28,325,121

(1)	Distributions received includes both Income and Gains Distributions, if any.

Diversified Income Fund

Fund	10/31/2014 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	07/31/2015 Share Balance	07/31/2015 Market Value

Aberdeen Core Fixed Income Fund	145,262	$62,582	1,627,595	$(8,509)	$64,623	$—	$—
Aberdeen Emerging Markets Debt Local Currency Fund	116,058	—	1,062,689	(63,432)	—	—	—
Aberdeen Emerging Markets Fund	48,119	73,520	789,868	(63,914)	19,327	—	—
Aberdeen High Yield Fund	193,781	28,278	2,003,673	(266,513)	28,278	—	—
Aberdeen International Equity Fund	81,294	138,376	342,460	14,326	17,685	65,946	915,335
Aberdeen Asia Bond Fund	139,646	81,828	300,130	(7,633)	18,870	118,648	1,160,382
Aberdeen Global High Income Fund	—	3,206,958	958,585	—	57,490	243,106	2,161,208
Aberdeen Total Return Bond Fund	—	1,618,410	145,355	(4,567)	17,266	109,235	1,436,445

Total		5,209,952	7,230,355	(400,242)	223,539		5,673,370

(1)	Distributions received includes both Income and Gains Distributions, if any.

Notes to Statements of Investments (unaudited) (concluded)

July 31, 2015

Dynamic Allocation Fund

Fund	10/31/2014 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	07/31/2015 Share Balance	07/31/2015 Market Value

Aberdeen Asia-Pacific Smaller Companies Fund	72,925	$—	807,350	$(84,661)	$—	$—	$—
Aberdeen Core Fixed Income Fund	117,838	50,767	1,353,923	(40,503)	52,479	—	—
Aberdeen Emerging Markets Fund	50,407	27,542	—	—	27,542	52,454	691,864
Aberdeen International Equity Fund	144,849	23,987	929,875	(28,263)	23,987	84,885	1,178,202
Aberdeen Small Cap Fund	60,900	842,466	420,186	144,727	—	71,785	1,987,019
Aberdeen Asia Bond Fund	121,408	15,220	246,507	(487)	15,220	98,613	964,436
Aberdeen Global High Income Fund	98,953	72,298	—	—	72,298	106,784	949,314
Aberdeen Total Return Bond Fund	—	1,246,868	—	—	13,837	92,595	1,217,630

Total		2,279,148	3,757,841	(9,187)	205,363		6,988,465

(1)	Distributions received includes both Income and Gains Distributions, if any.

3. Tax Information

As of July 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund	$1,496,418,460	$69,155,274	$(144,952,144)	$(75,796,870)
Aberdeen Asia-Pacific Smaller Companies Fund	24,817,504	1,222,108	(4,734,195)	(3,512,087)
Aberdeen China Opportunities Fund	20,046,748	1,522,547	(3,232,253)	(1,709,706)
Aberdeen Emerging Markets Fund	9,341,434,519	1,347,261,927	(1,526,066,319)	(178,804,392)
Aberdeen Equity Long-Short Fund	210,774,824	51,332,954	(6,971,113)	44,361,841
Aberdeen European Equity Fund	5,903,788	519,549	(588,631)	(69,082)
Aberdeen Global Equity Fund	93,067,021	9,381,274	(7,516,439)	1,864,835
Aberdeen Global Natural Resources Fund	20,141,503	1,812,841	(6,548,979)	(4,736,138)
Aberdeen Global Small Cap Fund	107,541,266	20,401,514	(10,295,304)	10,106,210
Aberdeen International Equity Fund	760,329,723	121,004,351	(94,228,074)	26,776,277
Aberdeen Latin American Equity Fund	4,925,320	43,985	(1,921,502)	(1,877,517)
Aberdeen Small Cap Fund	275,570,119	43,315,939	(5,087,847)	38,228,092
Aberdeen U.S. Equity Fund	294,619,643	105,638,034	(11,933,312)	93,704,722
Aberdeen Asia Bond Fund	232,298,642	1,618,366	(10,232,820)	(8,614,454)
Aberdeen Emerging Markets Debt Fund	33,970,416	137,189	(2,288,232)	(2,151,043)
Aberdeen Emerging Markets Debt Local Currency Fund	13,848,523	54,360	(2,621,297)	(2,566,937)
Aberdeen Global Fixed Income Fund	16,152,720	160,628	(917,591)	(756,963)
Aberdeen High Yield Fund	7,864,229	68,692	(574,846)	(506,154)
Aberdeen Tax-Free Income Fund	85,599,500	7,272,234	(529,995)	6,742,239
Aberdeen Ultra-Short Duration Bond Fund	7,980,254	10,161	(5,965)	4,196
Aberdeen Diversified Alternatives Fund	165,297,034	3,741,335	(3,504,279)	237,056
Aberdeen Diversified Income Fund	24,143,820	587,589	(593,627)	(6,038)
Aberdeen Dynamic Allocation Fund	23,174,043	1,718,618	(464,332)	1,254,286

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Funds

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

September 24, 2015

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer

September 24, 2015